                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04746

                           Van Kampen Tax-Exempt Trust
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 8/31/07

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen High Yield Municipal Fund
Portfolio of Investments - August 31, 2007 (Unaudited)

PAR
AMOUNT
(000)      DESCRIPTION                                COUPON     MATURITY        VALUE
--------   -------------------------------------   -----------   --------   --------------
           MUNICIPAL BONDS 111.2%
           ALABAMA 1.5%
$  1,000   Alabama Spl Care Fac Fin Auth
              Methodist Home for the Aging               6.300%  06/01/24   $    1,011,410
   4,500   Alabama St Indl Dev Auth Solid
              Waste Disp Rev Pine City
              Fiber Co (AMT)                             6.450   12/01/23        4,527,990
   8,055   Alabama St Indl Dev Auth Solid
              Waste Disp Rev Pine City
              Fiber Co (GTY AGMT: Boise
              Cascade Corp) (AMT)                        6.450   12/01/23        8,105,102
   3,500   Alexander City, AL Spl Care Fac
              Fin Auth Med Fac Rev Russell
              Hosp Corp Ser A                            5.750   12/01/36        3,487,365
   3,000   Butler, AL Indl Dev Brd Solid GA
              PAC Corp Proj Rfdg (AMT)                   5.750   09/01/28        2,824,230
   4,000   Colbert Cnty Northwest Auth
              Hlthcare Fac                               5.750   06/01/27        3,941,600
   3,280   Courtland, AL Indl Dev Brd
              Environmental Impt Rev Intl
              Paper Co Proj Rfdg Ser A
              (AMT)                                      5.800   05/01/22        3,327,626
   7,000   Courtland, AL Indl Dev Brd
              Environmental Impt Rev Intl
              Paper Co Proj Ser B (AMT)                  6.250   08/01/25        7,284,970
   1,235   Courtland, AL Indl Dev Brd Solid
              Waste Disp Champion Intl
              Corp Proj Rfdg (AMT)                       6.000   08/01/29        1,247,992
   2,460   Huntsville Carlton Cove, AL
              Carlton Cove Inc Proj Ser
              A (a) (b)                            8.000/5.200   11/15/19        1,325,719
   6,000   Huntsville Carlton Cove, AL
              Carlton Cove Inc Proj Ser
              A (b)                                8.125/5.281   11/15/31        3,174,120

   4,000   Huntsville Redstone Vlg, AL Spl
              Care Fac Fin Auth Ser A
              (Prerefunded @ 12/01/12)                   8.125   12/01/26        4,844,800
   7,500   Huntsville Redstone Vlg, AL Spl
              Care Fac Fin Auth Ser A
              (Prerefunded @ 12/01/12)                   8.250   12/01/32        9,126,600
   8,835   Huntsville Redstone Vlg, AL Spl
              Care Fac Fin Auth Vlg Proj                 5.500   01/01/43        8,045,504
   1,250   Phenix Cnty, AL Environmental
              Impt Rev Rfdg (AMT)                        6.350   05/15/35        1,292,612
                                                                            --------------
                                                                                63,567,640
                                                                            --------------
           ALASKA 0.4%
     830   Alaska Indl Dev & Expt Auth
              Upper Lynn Canal Regl Pwr
              (AMT)                                      5.800   01/01/18          803,025
   3,545   Alaska Indl Dev & Expt Auth
              Upper Lynn Canal Regl Pwr
              (AMT)                                      5.875   01/01/32        3,377,392
   2,000   Alaska Indl Dev & Expt Auth
              Williams Lynks AK Cargoport
              (AMT) (Acquired 5/17/01,
              Cost $2,000,451) (c)                       8.125   05/01/31        2,113,040
   7,480   Juneau, AK City & Borough Rev
              Saint Ann's Care Ctr Proj                  6.875   12/01/25        7,545,899
  31,900   Northern Tob Sec Corp AK Tob
              Settlement Rev Cap Apprec
              First Sub Ser B                              *     06/01/46        2,412,916
  20,860   Northern Tob Sec Corp AK Tob
              Settlement Rev Cap Apprec
              Second Sub Ser C                             *     06/01/46        1,458,323
                                                                            --------------
                                                                                17,710,595
                                                                            --------------
           ARIZONA 4.0%
   5,000   Arizona Hlth Fac Auth Rev Ter
              Proj Ser A                                 7.500   11/15/23        5,425,950

   9,000   Arizona Hlth Fac Auth Rev Ter
              Proj Ser A                                 7.750   11/15/33        9,808,740
   3,000   Casa Grande, AZ Indl Dev Auth
              Hosp Rev Casa Grande Regl
              Med Ctr Rfdg Ser A                         7.125   12/01/24        3,206,280
   6,850   Casa Grande, AZ Indl Dev Auth
              Hosp Rev Casa Grande Regl
              Med Ctr Rfdg Ser A                         7.250   12/01/19        7,360,873
   6,750   Casa Grande, AZ Indl Dev Auth
              Hosp Rev Casa Grande Regl
              Med Ctr Rfdg Ser A                         7.625   12/01/29        7,323,345
   2,835   Cochise Cnty, AZ Indl Dev Auth
              Sierra Vista Regl Hlth Ctr Proj            7.750   12/01/30        3,086,918
   1,475   Coconino Cnty, AZ Pollutn Ctl
              Corp Tucson Elec Pwr Navajo
              Ser A (AMT)                                7.125   10/01/32        1,506,683
   5,300   Flagstaff, AZ Indl Dev Auth Rev
              Sr Living Cmnty Northn AZ
              Proj Rfdg                                  5.700   07/01/42        4,944,370
   7,165   Flagstaff, AZ Indl Dev Auth Rev
              Sr Living Cmnty Northn AZ
              Proj (Prerefunded @ 3/01/13)               6.200   09/01/28        7,448,662
   1,000   Flagstaff, AZ Indl Dev Auth Rev
              Sr Living Cmnty Northn AZ
              Proj (Prerefunded @ 3/01/13)               6.300   09/01/38        1,043,380
   5,895   Flagstaff, AZ Indl Dev Auth Rev
              Sr Living Cmnty Northn AZ
              Proj (Prerefunded @ 3/01/13)               7.500   03/01/35        7,013,989
   5,200   Peoria, AZ Indl Dev Auth Rev
              Sierra Winds Life Rfdg Ser A               6.375   08/15/29        5,319,184
   3,500   Peoria, AZ Indl Dev Auth Rev
              Sierra Winds Life Rfdg Ser A               6.500   08/15/31        3,585,610

  30,000   Phoenix, AZ Civic Impt Corp
              Excise Tax Rev Civic Plaza Proj A
              (FGIC Insd) (d)                            5.000   07/01/41       30,376,200
   2,905   Pima Cnty, AZ Indl Dev Auth Ed
              Rev Excalibur Charter Sch
              Proj (a)                                   7.750   08/01/33        2,976,143
   4,385   Pima Cnty, AZ Indl Dev Auth Ed
              Rev Fac Acclaim Charter Sch
              Proj (a)                                   5.800   12/01/36        4,118,173
   4,225   Pima Cnty, AZ Indl Dev Auth Ed
              Rev Fac Premier & Air Co.                  7.000   09/01/35        4,207,002
   3,030   Pima Cnty, AZ Indl Dev Auth Ed
              Rev Milestones Charter Sch
              Dist (a)                                   7.500   11/01/33        3,179,197
   1,000   Pima Cnty, AZ Indl Dev Auth Ed
              Rev Milestones Charter Sch
              Proj                                       6.750   11/01/33        1,000,210
   3,840   Pima Cnty, AZ Indl Dev Auth
              Fac Choice Ed & Dev Corp
              Proj                                       6.375   06/01/36        3,894,758
   4,345   Pima Cnty, AZ Indl Dev Auth
              Fac Desert Heights Charter
              Sch (a)                                    7.500   08/01/33        4,452,452
   3,500   Pima Cnty, AZ Indl Dev Auth
              Fac Skyline Tech High Sch
              Proj                                       7.500   02/01/34        3,489,675
   6,750   Pima Cnty, AZ Indl Dev Auth
              Rev La Posada at Pk Ctr Ser
              A                                          7.000   05/15/27        6,890,738

   5,500   Pima Cnty, AZ Indl Dev Auth Wtr
              & Wastewater Rev Global Wtr
              Res LLC Proj (AMT) (Acquired
              12/15/06, Cost
              $5,500,000) (c)                            5.750   12/01/32        5,103,175
     865   Red Hawk Canyon Cmnty Fac
              Dist No 2 AZ Dist Assmt Rev
              Ser A                                      6.500   12/01/12          883,234
   1,000   Sundance Cmnty Fac Dist AZ
              (g)                                        6.250   07/15/29        1,020,870
   3,153   Sundance Cmnty Fac Dist AZ
              Assmt Dist Spl Assmt Rev No
              2 (g)                                      7.125   07/01/27        3,356,432
     784   Sundance Cmnty Fac Dist AZ
              Assmt Dist Spl Assmt Rev No
              3                                          6.500   07/01/29          806,736
   3,015   Tucson, AZ Multi-Family Rev
              Hsg Catalina Asstd Living Ser
              A (AMT)                                    6.500   07/01/31        2,501,937
   5,915   Verrado Cmnty Fac Dist No 1 AZ                5.350   07/15/31        5,398,621
   7,600   Verrado Cmnty Fac Dist No 1 AZ                6.500   07/15/27        7,832,408
   4,000   Vistancia Cmnty Fac Dist AZ                   6.750   07/15/22        4,264,400
   4,000   Yavapai Cnty, AZ Indl Dev Auth
              Hosp Fac Rev Yavapai Regl
              Med Ctr Ser A                              6.000   08/01/33        4,123,000
                                                                            --------------
                                                                               166,949,345
                                                                            --------------
           CALIFORNIA 7.7%
   1,000   Abag Fin Auth For Nonprofit Corp
              CA Amern Baptist Homes
              Rfdg Ser A                                 5.850   10/01/27        1,000,270
   3,200   Abag Fin Auth For Nonprofit Corp
              CA Amern Baptist Homes
              Rfdg Ser A                                 6.200   10/01/27        3,237,504

     890   Abag Fin Auth For Nonprofit
              Corp CA Ctf Partn
              (Prerefunded @ 11/15/08)                   6.375   11/15/15          922,387
   3,455   Abag Fin Auth For Nonprofit
              Corp CA Ctf Partn
              (Prerefunded @ 11/15/08)                   6.375   11/15/28        3,629,512
   3,950   Agua Mansa, CA Indl Growth
              Assn Spl Tax Cmnty Fac Dist
              No 2002-1 (LOC: American
              Express Co.)                               6.500   09/01/33        4,096,900
   1,295   Alvord, CA Uni Sch Dist Cmnty
              Fac Dist Spl Tax Ser A                     5.000   09/01/36        1,202,563
   1,580   Alvord, CA Uni Sch Dist Cmnty
              Fac Dist Spl Tax Ser B                     5.000   09/01/36        1,465,655
   4,935   Beaumont, CA Fin Auth Loc Agy
              Rev Ser A (Prerefunded @
              9/01/13)                                   7.000   09/01/33        5,810,765
   1,875   Beaumont, CA Fin Auth Loc Agy
              Rev Ser D                                  5.800   09/01/35        1,912,519
   3,000   Blythe, CA Redev Agy Proj                     5.750   05/01/34        3,045,210
   5,000   California Cnty, CA Tob Sec Agy
              Tob LA Cnty (h)                      0.000/5.450   06/01/28        3,892,650
   5,000   California Cnty, CA Tob Sec Agy
              Tob LA Cnty (h)                      0.000/5.600   06/01/36        3,853,700
   5,950   California Cnty, CA Tob Sec Cap
              Apprec Stanislaus Sub Ser B                  *     06/01/46          415,965
  20,000   California Cnty, CA Tob Sec Cap
              Apprec Stanislaus Sub Ser C                  *     06/01/55          626,800
  20,000   California Cnty, CA Tob Sec Cap
              Apprec Stanislaus Sub Ser D                  *     06/01/55          498,000
   1,955   California Ed Fac Auth Rev
              PAC Graduate Sch of Psych
              (Acquired 6/07/96, Cost
              $2,015,350) (a) (c)                        8.000   11/01/21        1,997,150

   2,500   California Statewide Cmnty CA
              Baptist Univ Ser A                         5.500   11/01/38        2,429,050
   2,740   California Statewide Cmnty Dev
              Auth Multi-Family Rev Hsg
              Heritage Pointe Sr Ap Ser QQ
              (AMT) (Acquired 2/19/02, Cost
              $2,733,150) (c)                            7.500   10/01/26        2,825,433
   4,000   California Statewide Cmnty Dev
              Auth Rev Elder Care Alliance
              Ser A (Prerefunded @
              11/15/12)                                  8.000   11/15/22        4,806,760
   1,720   California Statewide Cmnty Dev
              Auth Rev Lancer Ed Student
              Hsg Proj                                   5.625   06/01/33        1,668,658
   2,000   California Statewide Cmnty Dev
              Auth Rev Notre Dame De
              Namur Univ                                 6.500   10/01/23        2,128,100
   2,500   California Statewide Cmnty Dev
              Auth Rev Notre Dame De
              Namur Univ                                 6.625   10/01/33        2,661,525
   5,420   California Statewide Cmnty Dev
              Auth Rev Thomas Jefferson
              Sch of Law (Prerefunded @
              10/01/11)                                  7.750   10/01/31        6,192,187
   4,500   California Statewide Cmnty Dev
              Auth San Francisco Art
              Inst (Acquired 7/05/02,
              Cost $4,500,000) (c)                       7.375   04/01/32        4,757,310
   3,220   California Statewide Cmnty Hosp
              Napa Vly Proj Ser A                        7.000   01/01/34        3,405,955

     150   California St (Prerefunded @
              9/01/10)                                   5.250   09/01/26          157,188
  30,400   California St (d)                             5.000   09/01/26       31,007,088
   1,360   Chino, CA Fac Dist No 3 Impt
              Area 1                                     5.750   09/01/34        1,379,135
   2,850   Contra Costa Cnty, CA
              Multi-Family Hsg Rev Ser C
              (AMT) (Acquired 6/08/99,
              Cost $2,850,000) (c)                       6.750   12/01/30        2,936,355
   1,500   Corona Norco, CA Uni Sch Dist
              Ser A                                      5.700   09/01/29        1,521,675
   1,860   Fontana, CA Spl Tax Cmnty Fac
              Dist No 11 Ser B                           6.500   09/01/28        1,951,921
   3,695   Fontana, CA Spl Tax Cmnty Fac
              Dist No 22 Sierra                          5.850   09/01/25        3,804,963
   3,000   Fontana, CA Spl Tax Cmnty Fac
              Dist No 22 Sierra                          6.000   09/01/34        3,085,320
  25,380   Golden St Tob Sec Corp
              CA Tob Settlement Rev Ser A (d)            5.000   06/01/45       24,892,196
   5,000   Golden St Tob Sec Corp CA Tob
              Settlement Rev Ser A-1                     5.000   06/01/33        4,533,100
  43,685   Golden St Tob Sec Corp CA Tob
              Settlement Rev Ser A-1                     5.125   06/01/47       38,722,821
   1,000   Imperial Beach, CA Pub Palm
              Ave Coml Redev Proj Ser A                  5.850   06/01/28        1,023,770
   3,000   Imperial Beach, CA Pub Palm
              Ave Coml Redev Proj Ser A                  6.000   06/01/33        3,086,910
   1,500   Indio, CA Redev Agy Tax Alloc
              Sub Merged Proj Area Ser B                 6.375   08/15/33        1,578,945
     985   Indio, CA Redev Agy Tax Alloc
              Sub Merged Proj Area Ser B                 6.500   08/15/34        1,046,809
   1,000   Irvine, CA Impt Bd Act 1915
              Assmt Dist No 00 18 Grp 4                  5.375   09/02/26        1,002,890
   1,500   Irvine, CA Impt Bd Act 1915
              Assmt Dist No 03 19 Grp 2                  5.500   09/02/29        1,503,015

   4,000   Jurupa, CA Cmnty Svc Dist Spl
              Cmnty Fac Dist No 4 Ser A                  5.700   09/01/34        4,020,840
   3,500   La Verne, CA Ctf Partn Brethren
              Hillcrest Home Ser B                       6.625   02/15/25        3,716,965
   2,165   Lake Elsinore, CA Pub Fin Auth
              Loc Agy Rev Ser F                          7.100   09/01/20        2,211,829
     655   Los Angeles, CA Cmnty Fac Dist
              Spl Tax No 3 Cascades
              Business Pk                                6.400   09/01/22          669,587
   6,415   Millbrae, CA Residential Fac Rev
              Magnolia of Millbrae Proj Ser A
              (AMT)                                      7.375   09/01/27        6,613,416
   1,000   Moreno Valley, CA Spl Tax
              Towngate Cmnty Fac Dist
              87-1                                       7.125   10/01/23        1,001,480
   2,000   Murrieta, CA Cmnty Fac Dist No
              2 Oaks Impt Area Ser B                     6.000   09/01/34        2,056,880
   3,645   Norco, CA Spl Tax Cmnty Fac
              Dist No 01-1 (Prerefunded @
              9/01/12)                                   6.750   09/01/22        4,224,373
     955   Oakley, CA Pub Fin Auth Rev                   6.000   09/02/28          983,851
     955   Oakley, CA Pub Fin Auth Rev                   6.000   09/02/34          983,803
   4,000   Perris, CA Cmnty Fac Dist Spl
              Tax No 01-2 Ser A                          6.375   09/01/32        4,214,120
   1,815   Perris, CA Pub Fin Auth Loc Agy
              Rev Ser D                                  7.875   09/01/25        1,820,300
   1,845   Riverside, CA Uni Sch Dist Tax
              Cmnty Fac Dist 15 Impt Area
              1                                          5.600   09/01/34        1,853,801
   1,375   San Diego, CA Cmnty Fac Ser A
              (Acquired 6/30/06, Cost
              $1,375,000) (c)                            5.700   09/01/26        1,350,140

   4,000   San Diego, CA Cmnty Fac Ser A
              (Acquired 6/30/06, Cost
              $4,000,000) (c)                            5.750   09/01/36        3,930,760
   2,000   San Jose, CA Cmnty Fac Dist
              Spl Tax No 9 Bailey Hwy 101                6.600   09/01/27        2,103,960
   2,630   San Jose, CA Cmnty Fac Dist
              Spl Tax No 9 Bailey Hwy 101                6.650   09/01/32        2,765,550
   8,123   San Jose, CA Multi-Family Hsg
              Rev Helzer Courts Apt Proj
              Ser A (AMT)                                6.400   12/01/41        7,994,494
   1,000   San Marcos, CA Pub Fac Auth
              Spl Tax Rev Ser A                          5.650   09/01/36        1,005,050
  13,300   Silicon Vly Tob Sec Auth CA Tob
              Settlement Rev                               *     06/01/36        2,013,753
  10,750   Silicon Vly Tob Sec Auth CA Tob
              Settlement Rev                               *     06/01/41        1,134,555
  21,000   Silicon Vly Tob Sec Auth CA Tob
              Settlement Rev                               *     06/01/47        1,485,960
  52,500   Silicon Vly Tob Sec Auth CA Tob
              Settlement Rev                               *     06/01/56        1,530,375
  17,500   Silicon Vly Tob Sec Auth CA Tob
              Settlement Rev                               *     06/01/56          403,375
   4,000   Temecula, CA Pub Fin Auth Spl
              Roripaugh Cmnty Fac Dist 03
              2                                          5.500   09/01/36        3,483,240
  10,000   Tobacco Sec Auth Northn CA
              Tob Settlement Rev Ser A1                  5.500   06/01/45        9,446,900
  15,000   Tobacco Sec Auth Southn CA Tob
              Settlement Ser A 1 (d)                     5.000   06/01/37       13,394,700
  23,190   Tobacco Sec Auth Southn CA Tob
              Settlement Ser A 1 (d)                     5.125   06/01/46       20,573,472

   1,600   Turlock, CA Hlth Fac Rev
              Emanuel Med Ctr Inc                        5.375   10/15/34        1,584,112
   1,000   Upland, CA Cmnty Fac Dist
              2003 San Antonio Impt 1 A                  5.900   09/01/24        1,029,720
   1,500   Upland, CA Cmnty Fac Dist
              2003 San Antonio Impt 1 A                  6.000   09/01/34        1,541,355
   2,000   Vallejo, CA Ctf Pt Touro Univ                 7.250   06/01/16        2,100,460
   3,665   Vallejo, CA Pub Fin Auth Loc
             Hiddenbrooke Impt Dist Ser A                5.800   09/01/31        3,737,457
   7,115   Val Verde, CA Uni Sch Dist Fin
              Auth Spl Tax Rev Jr Lien
              Rfdg                                       6.250   10/01/28        7,499,352
   4,000   Woodland, CA Spl Tax Cmnty
              Fac Dist 1 Spring Lake                     6.250   09/01/34        4,232,560
   1,060   Yuba City, CA Redev Agy Tax
              Hsg Set Aside Ser B (a)                    6.000   09/01/31        1,095,107
   1,880   Yuba City, CA Redev Agy Tax
              Hsg Set Aside Ser B (a)                    6.000   09/01/39        1,946,684
                                                                            --------------
                                                                               323,470,965
                                                                            --------------
           COLORADO 3.1%
   2,175   Antelope Heights Metro Dist CO                8.000   12/01/23        2,390,434
   1,450   Arvada, CO Multi-Family Rev
              Hsg Arvada Nightingale Proj
              Rfdg (AMT) (Acquired
              4/16/99, Cost
              $1,469,953) (c)                            6.250   12/01/18        1,450,609
   1,060   Beacon Pt Metro Dist CO Ser A                 6.125   12/01/25        1,025,985
   1,005   Beacon Pt Metro Dist CO Ser A                 6.250   12/01/35          969,423
   1,845   Bradburn Metro Dist No 3 CO                   7.500   12/01/33        1,959,888
   1,875   Briargate Ctr Business Impt Dist
              CO Ser A                                   7.450   12/01/32        1,957,537
   3,500   Bromley Pk Metro Dist CO No 2
              (Prerefunded @ 12/01/12) (a)               8.050   12/01/32        4,228,420

   2,000   Bromley Pk Metro Dist CO No 2
              Ser B (Prerefunded @
              12/01/12)                                  8.050   12/01/32        2,416,240
   4,650   Broomfield Vlg Metro Dist No 2 CO
              Impt Rfdg                                  6.250   12/01/32        4,464,465
   4,835   Colorado Ed & Cultural Fac Auth
              Rev Charter Sch Frontier
              Academy (Prerefunded @
              6/01/11)                                   7.375   06/01/31        5,438,456
   2,500   Colorado Ed & Cultural Fac Auth
              Rev Charter Sch Platte
              Academy Ser A (Prerefunded
              @ 3/01/10)                                 7.250   03/01/32        2,709,750
   1,005   Colorado Ed & Cultural Fac Auth
              Rev Denver Academy Rfdg
              Ser A                                      7.000   11/01/23        1,089,661
     810   Colorado Ed & Cultural Fac Auth
              Rev Denver Academy Rfdg
              Ser A                                      7.125   11/01/28          876,428
   2,100   Colorado Ed & Cultural Fac
              Montessori Sch of Denver
              Proj                                       7.500   06/01/22        2,297,820
   1,300   Colorado Hlth Fac Auth Hlth &
              Residential Care Fac
              Volunteers of Amer Care Ser A              5.250   07/01/27        1,203,306
   3,280   Colorado Hlth Fac Auth Hlth &
              Residential Care Fac
              Volunteers of Amer Care Ser A              5.300   07/01/37        2,962,627
   1,100   Colorado Hlth Fac Auth Hlth &
              Residential Care Fac
              Volunteers of Amer Care Ser A
              (Prerefunded @ 7/01/09)                    6.000   07/01/29        1,147,586

   4,250   Colorado Hlth Fac Auth Rev &
              Impt Volunteers Rfdg Ser A
              (Prerefunded @ 7/01/08)                    5.875   07/01/28        4,406,485
   3,000   Colorado Hlth Fac Auth Rev Amern
              Baptist Home Ser A                         5.900   08/01/37        2,917,740
   1,000   Colorado Hlth Fac Auth Rev
              Baptist Home Assn Ser B
              (Prerefunded @ 8/15/09) (e)                5.750   08/15/27        1,038,980
   2,000   Colorado Hlth Fac Auth Rev
              Christian Living Cmnty Proj A              5.750   01/01/37        1,903,440
     215   Colorado Hsg Fin Auth Single
              Family Pgm Sr B2 (AMT)                     6.800   04/01/30          220,467
   3,210   Cross Creek Metro Dist No 2 CO
              Ltd Tax Rfdg                               6.125   12/01/37        3,041,026
   1,435   Eagle Cnty, CO Air Term Corp
              Ser A (AMT)                                7.000   05/01/21        1,506,736
     990   Eagle Cnty, CO Air Term Corp
              Ser A (AMT)                                7.125   05/01/31        1,043,203
   2,930   Eagle Riverview Affordable Hsg
              Corp CO Multi-Family Rev Ser
              A (a)                                      6.300   07/01/29        2,982,945
   3,000   Elk Valley, CO Pub Impt Pub
              Impt Fee Ser A                             7.350   09/01/31        3,119,400
   5,300   Fronterra Vlg Metro Dist CO
              (Prerefunded @ 12/01/11) (a)               8.050   12/01/31        6,198,297
   1,150   High Plains Metro Dist CO Ser A               6.125   12/01/25        1,056,459
   1,750   High Plains Metro Dist CO Ser A               6.250   12/01/35        1,566,530
   3,725   Lafayette, CO Indl Dev Rev
              Rocky Mtn Instr Proj Ser A
              (AMT)                                      7.000   10/01/18        3,050,626

     270   Lafayette, CO Indl Dev Rev
              Rocky Mtn Instr Proj Ser B (a)             6.125   10/01/08          252,596
   6,460   Lake Creek Affordable Hsg Corp
              Hsg Proj Rfdg Ser A                        6.250   12/01/23        6,658,257
   3,910   La Plata Cnty, CO Rec Fac Rev
              Durango Mtn Resort Proj Rfdg
              Ser A                                      6.875   02/01/12        3,894,595
   6,200   Montrose Cnty, CO Hlthcare Fac
              Rev Homestead at Montrose
              Ser A                                      7.000   02/01/38        6,437,708
   4,185   Montrose, CO Mem Hosp Brd                     6.000   12/01/28        4,303,686
   3,000   Montrose, CO Mem Hosp Brd                     6.000   12/01/33        3,065,190
   1,000   Neu Towne, CO Metro Dist                      7.250   12/01/34        1,024,990
   2,745   North Range Metro Dist No 1 CO
              (Prerefunded @
              12/15/11) (Acquired 12/07/01,
              Cost $2,665,506) (c)                       7.250   12/15/31        3,072,671
   1,830   North Range Metro Dist No 2 CO
              Ltd Tax                                    5.500   12/15/27        1,654,723
   1,200   North Range Metro Dist No 2 CO
              Ltd Tax                                    5.500   12/15/37        1,049,688
   6,450   Northwest, CO Metro Dist No 3
              Ltd Tax                                    6.250   12/01/35        6,302,940
   6,635   Rampart Range Metro Dist No 1
              Co Rev Rampart Range Metro
              Dist No 2 Proj (Prerefunded @
              12/01/11)                                  7.750   12/01/26        7,542,801
   1,900   Rendezvous Residential Metro
              Dist CO (Prerefunded @
              12/01/13)                                  8.000   12/01/21        2,255,072
   1,000   Serenity Ridge, CO Metro Dist
              No 2                                       7.500   12/01/34        1,053,700
      52   Skyland Metro Dist CO
              Gunnison Cnty Rfdg                         6.750   12/01/22           53,007
     675   Snowmass Vlg, CO Multi-Family
              Hsg Rev Rfdg Ser A                         8.000   09/01/14          675,101

   2,000   Southlands, CO Med Dist Metro
              Dist No 1 (Prerefunded @
              12/01/14)                                  7.125   12/01/34        2,401,660
     637   Tallyns Reach Metro Dist No 2                 6.375   12/01/23          649,721
     925   Tallyns Reach Metro Dist No 3                 6.625   12/01/23          955,377
   1,000   Tallyns Reach Metro Dist No 3                 6.750   12/01/33        1,032,970
   4,790   Vista Ridge Metro Dist CO
              (Prerefunded @ 7/01/09)                    7.500   12/01/31        5,050,911
                                                                            --------------
                                                                               132,028,333
                                                                            --------------
           CONNECTICUT 0.5%
   3,405   Connecticut St Dev Auth First
              Mtg Gross Rev Hlthcare Proj
              The Elm Pk Baptist Inc Proj                5.850   12/01/33        3,462,851
   1,500   Connecticut St Dev Auth Indl
              Afco Cargo Bdl LLC Proj
              (AMT)                                      8.000   04/01/30        1,596,090
     500   Connecticut St Dev Auth Mystic
              Marinelife Aquar Proj Ser A
              (Prerefunded @ 12/01/07)                   7.000   12/01/27          513,415
   3,660   Connecticut St Hlth & Ed Fac
              Auth Rev Saint Mary's Hosp
              Issue Ser E                                5.875   07/01/22        3,480,697
   3,000   Connecticut St Hlth & Ed Fac
              Auth Rev Windham Cmnty
              Mem Hosp Ser C                             6.000   07/01/20        3,028,680
   4,475   Georgetown Spl Taxing Dist Ser
              A (Acquired 11/16/06, Cost
              $4,475,000) (c)                            5.125   10/01/36        4,003,827
   1,500   Greenwich, CT Hsg Auth
              Multi-Family Rev Hsg
              Greenwich Close Ser B                      7.500   09/01/27        1,500,630

   1,085   Manchester, CT Redev Agy
              Multi-Family Mtg Rev Bennet
              Hsg Dev Rfdg (Acquired
              9/05/96, Cost
              $1,029,607) (a) (c)                        7.200   12/01/18        1,128,660
   2,547   New Britain, CT Hsg Auth
              Multi-Family Rev Hsg Franklin
              Square Manor Proj (AMT) (a)                7.000   07/01/21        2,752,619
     540   New Haven, CT Indl Fac Rev Adj
              Govt Ctr Thermal Energies
              (AMT)                                      7.250   07/01/09          543,111
                                                                            --------------
                                                                                22,010,580
                                                                            --------------
           DELAWARE 0.1%
   2,000   Mashantucket Westn Pequot
              Tribe Ser A (g)                            5.500   09/01/36        1,961,640
   3,965   Wilmington, DE Multi-Family
              Rent Rev Hsg Electra Arms Sr
              Assoc Proj (AMT)                           6.250   06/01/28        3,983,556
                                                                            --------------
                                                                                 5,945,196
                                                                            --------------
           DISTRICT OF COLUMBIA 0.2%
   1,545   District of Columbia Rev
              Methodist Home Issue                       6.000   01/01/29        1,549,697
  28,940   District of Columbia Tob
              Settlement Fin Corp Ser A                    *     06/15/46        2,102,780
  17,500   District of Columbia Tob
              Settlement Fin Corp Ser B                    *     06/15/46        1,220,275
  67,660   District of Columbia Tob
              Settlement Fin Corp Ser C                    *     06/15/55        2,114,375
                                                                            --------------
                                                                                 6,987,127
                                                                            --------------
           FLORIDA 12.9%
   7,000   Alachua Cnty, FL Indl Dev Rev
              North FL Retirement Vlg                    5.875   11/15/42        6,973,470
   1,775   Anthem Pk Cmnty Dev Dist FL
              Cap Impt Rev                               5.800   05/01/36        1,725,353

   7,500   Bartram PK Cmnty Dev Dist FL
              Assmt                                      5.400   05/01/37        6,675,825
   9,860   Beacon Lakes, FL Cmnty Dev
              Ser A                                      6.900   05/01/35       10,206,678
     975   Bellalago Ed Fac Benefits Ser B               5.800   05/01/34          952,292
   1,950   Bluewaters Cmnty Dev Dist of
              FL                                         6.000   05/01/35        1,961,095
   1,830   Boca Raton, FL Hsg Auth Mtg
              Hsg First Lien Banyan Pl Sr
              Apts Rfdg (Acquired 3/23/06,
              Cost $1,787,141) (c)                       5.800   10/01/26        1,760,515
   2,355   Boca Raton, FL Hsg Auth Mtg
              Hsg First Lien Banyan Pl Sr
              Apts Rfdg (Acquired 3/23/06,
              Cost $2,322,195) (c)                       5.900   10/01/36        2,266,334
   3,000   Boca Raton, FL Hsg Auth Mtg
              Hsg Rev First Lien Banyan Pl
              Sr Living Ser A (Prerefunded
              @ 10/01/07)                                7.150   04/01/31        3,067,650
     910   Boca Raton, FL Hsg Auth Mtg
              Hsg Second Lien Banyan Pl Sr
              Living Ser B (Prerefunded @
              10/01/07) (a)                              8.700   10/01/32          931,649
   3,000   Bonnet Creek Resort Cmnty Dev
              Dist FL Spl Assmt                          7.375   05/01/34        3,183,750
   5,000   Bonnet Creek Resort Cmnty Dev
              Dist FL Spl Assmt                          7.500   05/01/34        5,331,350
   1,460   Brighton Lakes Cmnty Dev Dist
              Ser A                                      6.125   05/01/35        1,475,856
   3,500   Capital Tr Agy FL Rev Ft
              Lauderdale Proj (AMT)                      5.750   01/01/32        3,521,910
   2,500   Capital Tr Agy FL Rev Sub
              Orlando Proj (AMT)                         6.750   01/01/32        2,623,250

   3,500   Championsgate Cmnty Dev Dist
              Ser A                                      6.250   05/01/20        3,569,615
   2,240   Citrus Cnty, FL Hosp Brd Rev
              Citrus Mem Hosp Rfdg                       6.250   08/15/23        2,346,826
   2,500   Citrus Cnty, FL Hosp Brd Rev
              Citrus Mem Hosp Rfdg                       6.375   08/15/32        2,611,675
   1,480   City Ctr Cmnty Dev Dist FL Spl
              Assmt Rev Ser A                            6.125   05/01/36        1,486,260
   3,000   Connerton West Cmnty Dev Dist
              FL Cap Impt Rev Ser B                      5.125   05/01/16        2,817,600
   6,265   Connerton West Cmnty Dev FL
              Ser A (a)                                  5.375   05/01/37        5,625,406
   2,000   Connerton West Cmnty Dev FL
              Ser A                                      5.950   05/01/36        1,992,180
   1,500   Cross Creek Cmnty Dev Dist FL
              Spl Assmt Rev Ser A                        5.600   05/01/39        1,338,780
   2,500   Cross Creek Cmnty Dev Dist FL
              Spl Assmt Rev Ser B                        5.500   05/01/17        2,402,900
   2,400   Cutler Cay, FL Cmnty Dev Dist                 6.300   05/01/34        2,472,432
   2,900   Double Brn Cmnty Dev Dist FL
              Spl Assmt Ser A                            6.700   05/01/34        3,076,146
   9,250   Escambia Cnty, FL
              Environmental Ser A (AMT)                  5.750   11/01/27        9,323,075
  10,000   Fiddlers Creek Cmnty Dev Dist
              No 2 FL Spl Assmt Rev Ser A
              (Acquired 5/28/03, Cost
              $9,965,746) (c)                            6.375   05/01/35       10,160,100
  11,765   Florida Hsg Fin Corp
              Multi-Family Hsg Whistlers
              Cove Apt Proj (AMT)                        6.500   01/01/39       11,840,531
   7,750   Florida Hsg Fin Corp
              Multi-Family Mtg Cutler Glen &
              Meadows Ser U                              6.500   10/01/33        8,138,973

   4,710   Florida Hsg Fin Corp Rev Hsg
              Beacon Hill Apt Ser C (AMT)                6.610   07/01/38        4,796,193
   9,085   Florida Hsg Fin Corp Rev Hsg
              Cypress Trace Apt Ser G
              (AMT)                                      6.600   07/01/38        9,178,303
  11,455   Florida Hsg Fin Corp Rev Hsg
              Westbrook Apt Ser U
              (AMT) (a)                                  6.450   01/01/39       11,650,651
   5,740   Florida Hsg Fin Corp Rev Hsg
              Westchase Apt Ser B (AMT)                  6.610   07/01/38        5,785,633
   2,480   Fontainbleau Lakes, FL Cmnty
              Dev Dist Ser A                             6.000   05/01/38        2,377,973
   3,110   Gramercy Farms Cmnty Dev
              Dist FL Spl Assmt Ser A-2 (a)              5.250   05/01/39        2,731,202
   4,900   Gramercy Farms Cmnty Dev
              Dist FL Spl Assmt Ser B                    5.100   05/01/14        4,687,389
   1,965   Greyhawk Landing Cmnty Dev
              Dist FL Spl Assmt Rev Ser A                7.000   05/01/33        2,088,677
   8,000   Halifax Hosp Med Ctr FL Hosp
              Rev Impt Rfdg Ser A                        5.375   06/01/46        7,652,400
     225   Heritage Hbr Cmnty Dev Dist
              FL Rev Rec                                 7.750   05/01/23          219,928
     750   Heritage Hbr Cmnty Dev Dist
              FL Rev Spl Assmt Ser A                     6.700   05/01/19          755,857
  11,500   Highlands Cnty, FL Hlth Fac
              Auth Rev Hosp (d)                          5.375   11/15/35       12,442,655
   1,975   Highlands, FL Cmnty Dev Dist
              Spl Assmt                                  5.550   05/01/36        1,837,362
   3,500   Hillsborough Cnty, FL Hsg Fin
              Hsg Clipper Cove Apt Proj Ser
              A (AMT)                                    7.375   07/01/40        3,674,545
   8,450   Hillsborough Cnty, FL Indl Dev
            Tampa Electric Co Proj                       5.500   10/01/23        8,555,879

   1,785   Islands at Doral FL (Prerefunded
              @ 5/01/13)                                 6.375   05/01/35        2,001,592
   2,925   Islands at Doral III Cmnty 2004
              Ser A                                      5.900   05/01/35        2,903,033
   4,800   Jacksonville, FL Econ Dev
              Commn Hlthcare Fac Rev FL
              Proton Therapy Inst Rfdg
              (Acquired 8/09/07,
              Cost $4,853,280) (c)                       6.250   09/01/27        4,789,152
  20,000   Jea, FL Wtr & Swr Sys Rev
              (MBIA Insd) (d)                            4.750   10/01/40       19,110,500
   3,190   Kendall Breeze Cmnty Dev
              Dist (a)                                   6.625   11/01/33        3,608,943
   2,345   Kendall Breeze Cmnty Dev
              Dist (a)                                   6.700   11/01/23        2,610,876
   1,410   Keys Cove Cmnty Dev Dist FL
              Assmt Rev                                  5.875   05/01/35        1,394,659
     855   Lake Bernadette, FL Cmnty Dev
              Dist Spl Assmt Rev Ser A                   8.000   05/01/17          858,711
   5,320   Landmark at Doral Cmnty Dev
              Ser A                                      5.500   05/01/38        4,882,536
   3,150   Lee Cnty, FL Indl Dev Auth
              Hlthcare Cypress Cove Hlthpk
              Ser A                                      6.375   10/01/25        3,196,557
   6,000   Lee Cnty, FL Indl Dev Auth
              Hlthcare Fac Rev Cypress
              Cove Hlthpk Ser A                          6.750   10/01/32        6,335,640
   3,500   Lee Cnty, FL Indl Dev Auth Indl
              Dev Rev Lee Charter Fndtn
              Ser A                                      5.250   06/15/27        3,230,325
   3,500   Lee Cnty, FL Indl Dev Auth Indl
              Dev Rev Lee Charter Fndtn
              Ser A                                      5.375   06/15/37        3,182,025

   5,670   Leon Cnty, FL Ed Fac Auth Rev
              Southgate Residence Hall
              Rfdg Ser A                                 6.750   09/01/28        5,793,039
   2,840   Marshall Creek Cmnty Dev Dist
              FL Spl Assmt Ser A                         7.650   05/01/32        3,010,542
   5,000   Miami Beach, FL Hlth Fac Auth Hosp
              Mt Sinai Med Ctr Rfdg
              (Acquired 4/26/04, Cost
              $4,823,445) (c)                            6.750   11/15/29        5,396,450
     105   Miami Beach, FL Hlth Fac Auth
              Hosp Rev Mt Sinai Med Ctr FL
              Proj                                       5.375   11/15/18          105,053
   3,605   Miami Beach, FL Hlth Fac Auth Hosp
              Rev Mt Sinai Med Ctr FL Proj               5.375   11/15/28        3,450,850
   2,175   Miami Beach, FL Hlth Fac Auth
              Hosp Rev Mt Sinai Med Ctr
              Ser A                                      6.125   11/15/11        2,286,338
   1,000   Miami Beach, FL Hlth Fac Auth
              Hosp Rev Mt Sinai Med Ctr
              Ser A                                      6.700   11/15/19        1,064,550
   3,465   Miami Beach, FL Hlth Fac Auth
              Hosp Rev Mt Sinai Med Ctr
              Ser A                                      6.800   11/15/31        3,666,628
  25,000   Miami Dade Cnty, FL Sch Brd
              Ctf Partn Ser D (FGIC Insd) (d)            5.000   08/01/29       25,324,500
   3,480   Midtown Miami, FL Cmnty Dev
              Dist Pkg Garage Proj Ser A                 6.250   05/01/37        3,477,286
   6,520   Midtown Miami, FL Cmnty Dev
              Ser B                                      6.500   05/01/37        6,605,282
   4,450   Miromar Lakes Cmnty Dev Dist
              Rfdg Ser B                                 7.250   05/01/12        4,784,195
   1,575   Mount Dora, FL Hlth Fac Auth
              Wtrman Vlg Proj Rfdg Ser A                 5.250   08/15/13        1,562,274

   3,000   Mount Dora, FL Hlth Fac Auth
              Wtrman Vlg Proj Rfdg Ser A                 5.750   08/15/18        3,004,290
   3,000   Mount Dora, FL Hlth Fac Auth
              Wtrman Vlg Proj Rfdg Ser
              A (a)                                      6.750   08/15/25        3,051,300
     275   North Broward, FL Hosp Dist
              Rev Impt                                   6.000   01/15/31          285,062
   1,323   North Springs, FL Impt Dist Spl
              Assmt Rev                                  7.000   05/01/19        1,337,619
   2,500   Northern Palm Beach Cnty Impt
              Dist FL Impt Wtr Ctl & Impt
              Unit Dev No 16 Rfdg                        7.000   08/01/32        2,580,475
   2,220   Northern Palm Beach Cnty Impt
              Dist FL Impt Wtr Ctl & Impt
              Unit Dev No 16 Rfdg                        7.500   08/01/24        2,313,395
   4,300   Northern Palm Beach Cnty Impt
              Dist FL Impt Wtr Ctl & Impt
              Unit Dev No 2A                             6.400   08/01/33        4,441,169
   1,500   Northern Palm Beach Cnty Impt
              Dist FL Impt Wtr Ctl & Impt
              Unit Dev No 43 (Prerefunded
              @ 8/01/11)                                 6.125   08/01/31        1,642,590
   3,915   Orange Cnty, FL Hlth Fac Auth
              Hosp Hlthcare Ser E                        6.000   10/01/26        4,033,350
      85   Orange Cnty, FL Hlth Fac Auth
              Hosp Hlthcare Ser E
              (Prerefunded @ 10/01/09)                   6.000   10/01/26           89,556
   1,000   Orange Cnty, FL Hlth Fac Auth
              Rev Hosp Adventist Hlth Sys
              (Prerefunded @ 11/15/10)                   6.375   11/15/20        1,087,560
   2,000   Orange Cnty, FL Hlth Fac Auth
              Rev Hosp Adventist Hlth Sys
              (Prerefunded @ 11/15/10)                   6.500   11/15/30        2,182,600

   2,000   Orange Cnty, FL Hlth Fac Auth
              Rev Westminster Cmnty
              Care                                       6.600   04/01/24        2,050,240
     570   Orange Cnty, FL Hlth Fac Auth
              Westminster Cmnty Care                     6.500   04/01/12          588,274
   2,085   Orange Cnty, FL Hsg Fin Auth
              Hsg Alhambra Trace Apt Proj
              Ser C                                      7.000   04/01/28        2,198,758
   4,085   Orange Cnty, FL Hsg Fin Auth
              Multi-Family Rev Hsg
              Governors Manor Apt F-4                    7.250   10/01/31        4,307,755
     840   Orange Cnty, FL Hsg Fin Auth
              Multi-Family Rev Hsg Lake
              Davis Apt Proj F-1                         7.250   10/01/31          885,805
     220   Orange Cnty, FL Hsg Fin Auth
              Multi-Family Rev Hsg Lake
              Jennie Phase I Proj F-2 (a)                7.250   10/01/31          231,997
     840   Orange Cnty, FL Hsg Fin Auth
              Multi-Family Rev Hsg Lake
              Jennie Phase II Proj F-3                   7.250   10/01/31          885,805
     350   Orange Cnty, FL Hsg Fin Auth
              Multi-Family Rev Hsg
              Mellonville Trace Apt F-5 (a)              7.250   10/01/31          369,086
   1,580   Orange Cnty, FL Hsg Fin Auth
              Multi-Family Rev Mtg Hands
              Inc Proj Ser A (Acquired
              6/19/95, Cost
              $1,580,000) (c)                            7.000   10/01/15        1,684,138
   2,535   Orange Cnty, FL Hsg Fin Auth
              Multi-Family Rev Mtg Hands
              Inc Proj Ser A (Acquired
              6/19/95, 11/24/99, and 3/31/00,
              Cost $2,550,979) (c)                       7.000   10/01/25        2,674,324

   2,280   Overoaks, FL Cmnty Dev Dist
             Cap Impt Rev                                8.250   05/01/17        2,308,112
     975   Overoaks, FL Cmnty Dev Dist
              Cap Impt Rev Ser A                         6.125   05/01/35          985,589
   9,665   Palm Beach Cnty, FL Hsg Fin
              Auth Multi-Family Hsg Lake
              Delray Apt Proj Ser A (AMT)                6.400   01/01/31        9,818,094
   1,850   Parklands Lee Cmnty Dev Dist
              FL Spl Assmt Ser A                         5.800   05/01/35        1,803,824
   3,885   Parklands West Cmnty Dev Dist
              Spl Assmt Ser A                            6.900   05/01/32        4,077,036
   1,240   Pentathlon Cmnty Dev Dist Spl
              Assmt Rev FL (a)                           6.700   11/01/23        1,319,199
   1,720   Pentathlon Cmnty Dev Dist Spl
              Assmt Rev FL (a)                           6.750   11/01/33        1,813,035
   4,925   Pier Pk, FL Cmnty Dev Dist
              Ser 1                                      7.150   05/01/34        5,186,321
   2,810   Pine Air Lakes Cmnty Dev Dist
              FL Spl Assmt Rev                           7.250   05/01/33        3,026,089
   2,420   Pine Is Cmnty Dev Dist FL Spl
              Assmt                                      5.750   05/01/35        2,327,556
   1,750   Pine Ridge Plantation Cmnty Ser
              A                                          5.400   05/01/37        1,549,100
   7,695   Pinellas Cnty, FL Ed Fac Auth
              Clearwater Christian College
              Ser A (Acquired 9/05/01,
              Cost $7,356,497) (c)                       7.250   09/01/31        8,014,727
   5,680   Pinellas Cnty, FL Hlth Fac Auth
              Oaks of Clearwtr Proj                      6.250   06/01/34        5,834,212
     650   Piney Z Cmnty Dev Dist FL Cap
              Impt Rev Ser A                             7.250   05/01/19          663,923
   1,870   Poinciana Cmnty Dev Dist FL
              Spl Assmt Ser A                            7.125   05/01/31        1,931,186

   7,480   Port Saint Lucie, FL Spl Assmt
              Rev Glassman Spl Assmt Dist
              Ser C (a)                                  6.750   07/01/23        8,017,438
   4,940   Reunion West Cmnty Dev Dist                   6.250   05/01/36        5,020,571
   3,760   Saddlebrook, FL Cmnty Ser A                   6.900   05/01/33        3,952,249
      10   Saddlebrook, FL Cmnty Ser B                   6.250   05/01/09           10,038
   3,500   Saint Johns Cnty, FL Indl Dev
              Auth Hlthcare Glenmoor Proj
              Ser A                                      5.375   01/01/40        3,283,630
   2,365   Saint John's Cnty, FL Indl Dev
              Auth Hlthcare Glenmoor Saint
              John's Proj Ser A (Prerefunded @
              1/01/10)                                   8.000   01/01/17        2,595,753
   6,900   Saint John's Cnty, FL Indl Dev
              Auth Hlthcare Glenmoor Saint
              John's Proj Ser A (Prerefunded @
              1/01/10)                                   8.000   01/01/30        7,664,658
   4,500   Sarasota Natl Cmnty Dev Dist
              FL Spl Assmt                               5.300   05/01/39        3,954,870
   2,870   Sausalito Bay Cmnty Dev Dist
              FL Spl Assmt (a)                           6.200   05/01/35        2,909,520
   2,830   Seven Oaks, FL Cmnty Dev Dist
              II Spl Assmt Rev Ser A                     5.875   05/01/35        2,780,390
   1,945   Seven Oaks, FL Cmnty Dev Dist
              II Spl Assmt Rev Ser A                     6.400   05/01/34        2,010,196
   3,500   Six Mile Creek Cmnty Dev Dist
              FL Cap Impt Rev                            5.875   05/01/38        3,312,820
   4,595   South Dade Venture Cmnty Dev                  6.900   05/01/33        4,916,696
   2,115   South Lake Cnty Hosp Dist FL
              South Lake Hosp Inc                        6.375   10/01/28        2,214,468
   3,000   South Lake Cnty Hosp Dist FL
              South Lake Hosp Inc                        6.375   10/01/34        3,120,630
   1,500   Sterling Hill Cmnty Dev Dist FL
              Cap Impt & Rev Ser A                       6.200   05/01/35        1,528,905

   3,000   Stonebrier Cmnty Dev Dist FL                  5.500   05/01/37        2,756,190
     100   Stoneybrook West Cmnty Dev
              Dist FL Spl Assmt Rev Ser B                6.450   05/01/10          101,149
     920   Stoneybrook West Cmnty Dev
              Ser A                                      7.000   05/01/32          964,813
   1,705   Sweetwater Creek Cmnty Dev
              Dist FL Cap Impt Rev Ser A                 5.500   05/01/38        1,556,034
  11,875   Tallahassee, FL Hlth Fac Rev
              Tallahassee Mem Hlthcare
              Proj                                       6.375   12/01/30       12,269,963
   1,540   Tamarac, FL Indl Dev Rev Sun
              Belt Precision Prods Inc
              (AMT)                                      6.500   08/01/17        1,509,985
   3,000   Tampa, FL Hosp Rev Cap Impt
              H Lee Moffitt Ser A                        5.750   07/01/29        3,063,750
   1,465   Town Ctr at Palm Coast Cmnty
              Dev Dist FL Cap Impt Rev                   6.000   05/01/36        1,450,013
   1,195   Trails at Monterey Cmnty Dev
              Dist FL Spl Assmt (a)                      6.500   05/01/23        1,240,386
   1,715   Trails at Monterey Cmnty Dev
              Dist FL Spl Assmt (a)                      6.750   05/01/33        1,806,255
   2,475   Treeline Presv Cmnty Dev Dist
              FL Spl Assmt Ser A                         6.800   05/01/39        2,488,068
   1,460   Turnbull Creek Cmnty Dev Dist
              FL Spl Assmt                               5.800   05/01/35        1,421,631
   2,368   University Square Cmnty Dev
              Dist FL Cap Impt Rev
              (Acquired 10/07/99, Cost
              $2,368,000) (c)                            6.750   05/01/20        2,456,989
   4,290   Venetian Isles, FL Ser A                      6.750   05/01/33        4,545,899
   4,695   Verandah West Cmnty Dev Dist
              Cap Impt Ser B                             6.625   05/01/33        4,931,299
   1,900   Vista Lakes Cmnty Dev Dist FL
              Cap Impt Rev Ser A
              (Prerefunded @ 5/01/12)                    6.750   05/01/34        2,121,122
     875   Vista Lakes Cmnty Dev Dist FL
              Cap Impt Rev Ser A
              (Prerefunded @ 5/01/10)                    7.200   05/01/32          949,743
     935   Waterchase Cmnty Dev Dist FL
              Ser A (Prerefunded @
              5/01/11)                                   6.700   05/01/32        1,017,570
   2,715   Waterlefe Cmnty Dev Dist FL                   8.125   10/01/25        2,775,029
   7,000   West Vlg Impt Dist FL Rev                     5.500   05/01/38        6,397,370
   2,000   West Vlg Impt Dist FL Rev Spl
              Assmt Unit of Dev No 3                     5.500   05/01/37        1,834,660

   4,325   World Comm Cmnty Dev Dist
              Ser A                                      6.500   05/01/36        4,427,892
   1,925   World Comm Cmnty Dev Dist
              Ser A1                                     6.250   05/01/22        1,984,406
                                                                            --------------
                                                                               538,871,858
                                                                            --------------
           GEORGIA 2.9%
   5,250   Americus Sumter Cnty, GA
              Hosp Auth Rev South GA
              Methodist Rfdg Ser A                       6.375   05/15/29        5,348,805
   1,845   Atlanta, GA Tax Alloc Atlantic
              Sta Proj (Prerefunded @
              12/01/11)                                  7.750   12/01/14        2,051,769
   3,000   Atlanta, GA Tax Alloc Atlantic
              Sta Proj (Prerefunded @
              12/01/11)                                  7.900   12/01/24        3,483,930
   3,485   Atlanta, GA Urban Residential
              Fin Auth Multi-Family Rev
              John Eagan Proj Ser A (AMT)                6.750   07/01/30        3,548,636
  15,000   Atlanta, GA Wtr & Waste Wtr Rev
              (FSA Insd) (d)                             5.000   11/01/34       15,227,325
  35,000   Atlanta, GA Wtr & Waste Wtr Rev
              (FSA Insd) (d)                             5.000   11/01/37       35,530,425

   1,000   Brunswick & Glynn Cnty, GA
              Dev GA PAC Corp Proj Rfdg
              (AMT)                                      5.550   03/01/26          913,140
   5,250   Crisp Cnty, GA Dev Auth Intl
              Paper Co Proj Rfdg Ser A
              (AMT)                                      6.200   02/01/20        5,447,347
   2,000   Effingham Cnty, GA Dev Auth
              Solfort James Proj (AMT)                   5.625   07/01/18        1,927,600
   2,250   Effingham Cnty, GA Indl Dev
              Auth GA PAC Corp Proj Rfdg                 6.500   06/01/31        2,278,507
   1,000   Fulton Cnty, GA Residential
              Care Canterbury Crt Proj Ser
              A                                          6.125   02/15/26        1,020,780
   1,750   Fulton Cnty, GA Residential
              Care Canterbury Crt Proj Ser
              A                                          6.125   02/15/34        1,755,075
   3,520   Fulton Cnty, GA Residential
              Care Saint Anne's Ter Proj
              Rfdg                                       7.625   12/01/33        3,868,445
     985   Fulton Cnty, GA Residential
              Care Sr Lien RHA Asstd Living
              Ser A                                      6.900   07/01/19        1,020,874
   4,810   Fulton Cnty, GA Residential
              Care Sr Lien RHA Asstd Living
              Ser A                                      7.000   07/01/29        4,985,757
   2,930   Renaissance On Peachtree Unit
              Invt Tr Ctf GA Custody Ctf                 6.000   10/01/25        2,464,189
   1,000   Richmond Cnty, GA Dev Auth
              Intl Paper Co Proj Rfdg Ser A
              (AMT)                                      6.000   02/01/25        1,028,980
   2,500   Rockdale Cnty, GA Dev Auth
              Solid Waste Disp Visy Paper
              Inc Proj (AMT)                             7.500   01/01/26        2,500,550

   2,500   Rockdale Cnty, GA Dev Auth
              Solid Waste Disp Visy Paper
              Inc Proj Ser A (AMT)                       6.125   01/01/34        2,479,725
     920   Savannah, GA Econ Dev Auth
              Rev First Mtg Marshes of
              Skidway Ser A                              7.400   01/01/24          969,790
   3,650   Savannah, GA Econ Dev Auth
              Rev First Mtg Marshes of
              Skidway Ser A                              7.400   01/01/34        3,842,757
  20,685   Tax Exempt Grantor Tr Sr Tier
              Ser A (a)                                  6.000   10/01/25       18,357,524
                                                                            --------------
                                                                               120,051,930
                                                                            --------------
           HAWAII 0.7%
   8,500   Hawaii PAC Hlth Spl Purp Rev
              Ser A                                      5.600   07/01/33        8,550,065
   3,000   Hawaii St Dept Budget & Fin
              Kahala Nui Proj Ser A                      7.875   11/15/23        3,367,260
   5,300   Hawaii St Dept Budget & Fin Spl
              Purp Rev Kahala Nui Proj Ser
              A                                          7.400   11/15/17        5,842,455
   2,500   Hawaii St Dept Budget & Fin Spl
              Purp Rev Kahala Nui Proj Ser
              A                                          8.000   11/15/33        2,815,175
   5,000   Kuakini, HI Hlth Sys Spl Purp
              Rev Ser A                                  6.300   07/01/22        5,209,200
   5,000   Kuakini, HI Hlth Sys Spl Purp
              Rev Ser A                                  6.375   07/01/32        5,186,250
                                                                            --------------
                                                                                30,970,405
                                                                            --------------
           IDAHO 0.4%
   5,350   Gooding Cnty, ID Indl Dev Corp
              Solid Waste Disp Rev Intrepid
              Technology & Res Proj (AMT)
              (Acquired 11/03/06, Cost
              $5,356,668) (c)                            7.500   11/01/24        5,177,141

   5,850   Idaho Hlth Fac Auth Rev Vly
              Vista Care Corp Rfdg (i)                   6.125   11/15/37        5,884,632
   4,090   Idaho Hlth Fac Auth Rev Vly
              Vista Care Rfdg Ser A                      7.875   11/15/29        4,487,303
                                                                            --------------
                                                                                15,549,076
                                                                            --------------
           ILLINOIS 10.0%
   3,822   Antioch Vlg, IL Spl Svc Area No
              1 Spl Tax Deercrest Proj                   6.625   03/01/33        3,972,778
   5,657   Antioch Vlg, IL Spl Svc Area No
              2 Spl Tax Clublands Proj                   6.625   03/01/33        5,845,661
   4,457   Bolingbrook, IL Spl Svc Area No
              01-1 (Prerefunded @
              7/01/11)                                   7.375   07/01/31        5,019,384
   3,961   Bolingbrook, IL Spl Svc Area No
              1 Spl Tax Augusta Vlg Proj
              (Prerefunded @ 3/01/32)
              (Acquired 11/13/02, Cost
              $3,961,000) (c)                            6.750   03/01/32        4,429,666
   1,990   Bolingbrook, IL Spl Svc Area No
              1 Spl Tax Augusta Vlg Proj Ser
              2004 (Prerefunded @
              3/01/12)                                   6.250   03/01/32        2,186,294
   3,923   Bolingbrook, IL Spl Svc Area No
              3 Spl Tax Lakewood Ridge Proj
              (Prerefunded @ 3/01/11)                    7.050   03/01/31        4,337,583
   2,000   Carol Stream, IL First Mtg Rev
              Windsor Pk Manor Proj Rfdg
              (Prerefunded @ 12/01/07)                   7.200   12/01/14        2,055,220
     176   Cary, IL Spl Tax Spl Svc Area
              No 1 Cambridge Ser A (j)                   7.500   03/01/10          184,599
     872   Cary, IL Spl Tax Svc Area No 1
              Cambridge Ser A (Prerefunded
              @ 3/01/10)                                 7.625   03/01/30          960,639

   1,750   Chicago, IL Increment Alloc Rev
              Diversey/Narragansett Proj                 7.460   02/15/26        1,826,108
  31,940   Chicago, IL Metro Wtr Reclamation
              Dist Gtr Chicago Rfdg (d)                  5.000   12/01/29       32,791,680
   5,690   Chicago, IL Midway Arpt Rev
              Drivers Ser 229 (FSA Insd)
              (Acquired 9/19/01, Cost
              $5,889,111) (a) (c) (f)                    6.360   01/01/18        6,271,063
     155   Chicago, IL Neighborhoods Alive
              (FGIC Insd) (Prerefunded @
              7/01/10)                                   6.000   01/01/28          166,002
  11,250   Chicago, IL O'Hare Intl Arpt Rev
              (MBIA Insd) (d)                            5.000   01/01/29       11,660,175
   7,500   Chicago, IL O'Hare Intl Arpt Rev
              (MBIA Insd) (d)                            5.250   01/01/27        7,773,450
  65,180   Chicago, IL O'Hare Intl Arpt Rev
              Ser A (FGIC Insd) (d)                      5.000   01/01/33       66,174,321
  10,000   Chicago, IL O'Hare Intl Arpt Rev
              Ser A (MBIA Insd) (d)                      5.250   01/01/27       10,160,700
   4,000   Chicago, IL Spl Assmt Lake
              Shore East Proj                            6.750   12/01/32        4,203,760
   1,020   Chicago, IL Tax Increment Alloc
              Read Dunning Ser B (ACA Insd)              7.250   01/01/14        1,042,297
  20,000   Cook County, IL Cap Impt Ser B
              (MBIA Insd) (d)                            5.000   11/15/29       20,417,000
   4,964   Cortland, IL Spl Svc Area No 01
              Spl Tax Neucort Lakes Proj
              (Prerefunded @ 3/01/12) (a)                6.875   03/01/32        5,618,503
   2,500   Gilberts, IL Spl Svc Area No 19
              Spl Tax Ser 1                              5.375   03/01/16        2,416,650
   3,000   Gilberts, IL Spl Svc Area No 9
              Spl Tax Big Timber Proj
              (Prerefunded @ 3/01/11) (k)                7.750   03/01/27        3,433,500

   2,500   Godfrey, IL Rev Utd Methodist
              Vlg Ser A                                  5.875   11/15/29        1,985,550
   2,960   Hampshire, IL Spl Svc Area No
              16 Spl Tax Crown Dev Prairie
              Ridge Proj Ser A                           6.000   03/01/46        2,896,952
   4,860   Hampshire, IL Spl Svc Area No
              17 Spl Tax Crown Dev
              Oakstead Proj Ser A                        6.000   03/01/45        4,722,559
   4,040   Hampshire, IL Spl Svc Area No
              19 Spl Tax Crown Dev Prairie
              Ridge East Ser A                           6.000   03/01/46        3,924,981
   3,250   Hoopeston, IL Hosp Cap Impt
              Rev Hoopeston Cmnty Mem
              Hosp Impt & Rfdg                           6.550   11/15/29        3,210,642
   2,760   Huntley, IL Increment Alloc Rev
              Huntley Redev Proj Ser A                   8.500   12/01/15        2,783,239
   3,987   Huntley, IL Spl Svc Area No 10
              Ser A (Prerefunded @ 3/01/09)              6.500   03/01/29        4,217,170
   4,320   Huntley, IL Spl Svc Area No 6
              (Prerefunded @ 2/01/08) (a)                6.750   02/01/25        4,456,598
   3,850   Huntley, IL Spl Svc Area No 7
              (Prerefunded @ 3/01/09) (a)                6.300   03/01/28        4,047,813
   1,500   Illinois Fin Auth Rev Bd Antic Nt
              Taugrass (g)                                 *     02/15/12        1,473,885
   4,425   Illinois Fin Auth Rev Christian
              Homes Inc Rfdg Ser A                       5.750   05/15/26        4,318,181
   2,825   Illinois Fin Auth Rev Christian
              Homes Inc Rfdg Ser A                       5.750   05/15/31        2,699,909
   9,450   Illinois Fin Auth Rev Clare Oaks
              Proj Ser A                                 6.000   11/15/39        9,375,723
   4,000   Illinois Fin Auth Rev Clare Oaks
              Proj Ser A                                 6.125   05/15/38        4,004,080
   2,000   Illinois Fin Auth Rev Clare Wtr
              Tower Proj Ser A                           6.000   05/15/25        2,020,700

   1,750   Illinois Fin Auth Rev Cmnty Fac
              Clinic Altgeld Proj                        8.000   11/15/16        1,770,983
   2,500   Illinois Fin Auth Rev Fairview
              Oblig Grp Rfdg Ser A                       6.125   08/15/27        2,511,750
   3,500   Illinois Fin Auth Rev Franciscan
              Cmnty Inc                                  5.500   05/15/37        3,274,425
   3,000   Illinois Fin Auth Rev Franciscan
              Cmnty Inc Ser A                            5.500   05/15/27        2,889,720
   2,500   Illinois Fin Auth Rev Franciscan
              Cmnty Saint Joseph Ser A                   6.000   05/15/34        2,495,425
   5,000   Illinois Fin Auth Rev Kewanee
              Hosp Proj                                  5.100   08/15/31        4,463,800
   5,000   Illinois Fin Auth Rev Luther Oaks
              Proj Ser A                                 6.000   08/15/39        4,961,150
   1,000   Illinois Fin Auth Student Hsg Rev
              MJH Ed Assistance IV Sr Ser
              A                                          5.125   06/01/35          932,740
   2,365   Illinois Hlth Fac Auth Rev
              Chestnut Square at Glen Proj
              Ser A (a)                                  6.625   08/15/24        2,365,260
   3,255   Illinois Hlth Fac Auth Rev
              Chestnut Square at Glen Proj
              Ser A (a)                                  7.000   08/15/29        3,343,471
   2,000   Illinois Hlth Fac Auth Rev
              Condell Med Ctr                            5.500   05/15/32        1,966,660
   1,250   Illinois Hlth Fac Auth Rev
              Covenant Retirement Cmnty                  5.875   12/01/31        1,270,425
   5,000   Illinois Hlth Fac Auth Rev
              Covenant Retirement Cmnty
              Ser B                                      6.125   12/01/28        5,157,550
   2,000   Illinois Hlth Fac Auth Rev Ctr
              Baptist Home Proj
              (Prerefunded @ 11/15/09)                   7.125   11/15/29        2,145,780

   3,530   Illinois Hlth Fac Auth Rev
              Friendship Vlg Schaumburg Ser A
              (Prerefunded @ 12/01/07)                   5.250   12/01/18        3,609,249
   6,000   Illinois Hlth Fac Auth Rev
              Lutheran Sr Ministries Oblig
              Ser A (Prerefunded @
              8/15/11)                                   7.375   08/15/31        6,839,580
     750   Illinois Hlth Fac Auth Rev Rfdg
              Ser A                                      6.200   08/15/23          752,865
   3,375   Illinois Hlth Fac Auth Rev Rfdg
              Ser A                                      6.400   08/15/33        3,388,736
   2,650   Illinois Hlth Fac Auth Rev Ser A              7.000   11/15/32        2,813,717
   6,750   Illinois Hlth Fac Auth Rev St
              Benedict Ser 2003A                         6.900   11/15/33        6,776,730
  22,800   Illinois St (MBIA Insd) (d)                   5.000   09/01/28       23,381,742
   6,834   Illinois St Real Estate Lease Ctf
              (ACA Insd) (Acquired 7/01/98, Cost
              $7,616,154) (c) (e)                        8.800   06/15/18        6,991,023
   1,825   Lincolnshire, IL Spl Svc Area
              Sedgebrook Proj                            6.250   03/01/34        1,872,304
   1,415   Loves Pk, IL Rev Hoosier Care
              Proj Ser A                                 7.125   06/01/34        1,432,206
   2,201   Manhattan, IL No 04 -1
              Brookstone Springs Proj                    6.100   03/01/35        2,240,926
   3,923   Minooka, IL Spl Assmt Impt
              Lakewood Trails Proj                       6.625   03/01/33        4,126,094
   1,905   Minooka, IL Spl Assmt Impt
              Lakewood Trails Unit 2 Proj                6.375   03/01/34        1,980,933
   2,971   Minooka, IL Spl Assmt Impt
              Praire Ridge Proj                          6.875   03/01/33        3,168,037

   2,137   Montgomery, IL Spl Assmt Impt
              Lakewood Creek Proj
              (Prerefunded @ 3/01/11)                    7.750   03/01/30        2,427,653
   3,000   Pingree Grove, IL Spl Svc Area
              No 2 Spl Tax Cambridge
              Lakes Proj Ser 05-2                        6.000   03/01/35        3,003,210
   2,248   Pingree Grove, IL Spl Svc Area
              No 7 Spl Tax Cambridge
              Lakes Proj Ser 06                          6.000   03/01/36        2,219,293
   3,685   Pingree Grove Vlg, IL Rev
              Cambridge Lakes Learning
              Ctr                                        6.000   06/01/36        3,480,372
   2,315   Plano, IL Spl Svc Area No 1
              Lakewood Springs Proj Ser A                6.200   03/01/34        2,380,352
   3,800   Plano, IL Spl Svc Area No 6 Spl
              Tax Lakewood Springs Club
              Proj                                       5.800   03/01/37        3,627,404
   5,023   Round Lake, IL Lakewood Grove
              Spl Svc Area No 4 Spl Tax
              (Prerefunded @ 3/01/13) (a)                6.750   03/01/33        5,704,370
   3,686   Round Lake, IL Rev
              (Prerefunded @ 3/01/13)                    6.700   03/01/33        4,177,454
   3,285   Saint Charles, IL Spl Svc Area
              No 21 (a)                                  6.625   03/01/28        3,368,143

   1,921   Volo Vlg, IL Spl Svc Area No 3
              Symphony Meadows Proj Ser
              1                                          6.000   03/01/36        1,873,667
   3,200   Wheeling, IL Tax Increment Rev
              N Milwaukee/Lake Cook Tif
              Proj                                       6.000   01/01/25        3,130,624
   2,000   Yorkville, IL Utd City Business
           Dist Rev Storm Wtr mpt Proj                   6.000   01/01/26        1,890,500
   2,078   Yorkville, IL Utd City Spl Svc
              Area Spl Tax No 2003-100
              Raintree Vlg Proj                          6.875   03/01/33        2,191,022
   2,776   Yorkville, IL Utd City Spl Svc
              Area Spl Tax No 2003-101
              Windett Ridge Proj (Acquired
              9/03/03, Cost
              $2,776,000) (c)                            6.875   03/01/33        2,926,987
   2,900   Yorkville, IL Utd City Spl Svc
              Area Spl Tax No 2006-113
              Cannonball/Beecher                         5.750   03/01/28        2,725,739
   2,347   Yorkville, IL Utd City Spl Svc
              Area Spl Tax No 4 104 MPI
              Grade Res Proj                             6.375   03/01/34        2,408,867
   3,500   Yorkville, IL Utd City Spl Svc No
              2005-108-Autumn Creek Proj                 6.000   03/01/36        3,469,340
                                                                            --------------
                                                                               419,013,293
                                                                            --------------
           INDIANA 1.8%
   1,500   Anderson, IN Econ Dev Rev
              Anderson Univ Proj
              (Prerefunded @ 10/01/11)                   6.375   10/01/26        1,630,275
   1,100   Crawfordsville, IN Redev Cmnty
              Dist Tax Increment Rev
              (Acquired 10/15/97, Cost
              $1,100,000) (a) (c)                        7.350   02/01/17        1,124,035

   1,020   Delaware Cnty, IN Redev Dist
              Tax Increment Rev                          6.875   02/01/18        1,039,258
   3,750   Indiana Hlth & Ed Fac Fin Cmnty
              Fndtn Northwest IN                         5.500   03/01/37        3,594,488
   1,500   Indiana Hlth Fac Fin Auth H
              Cmnty Fndtn Northwest IN Ser
              A                                          6.250   03/01/25        1,575,105
   3,435   Indiana Hlth Fac Fin Auth Rev
              Franciscan Cmnty Rfdg Ser
              A (a)                                      6.400   05/15/24        3,438,195
   2,320   Indiana Hlth Fac Fin Auth Rev
              Hoosier Care Proj Ser A                    7.125   06/01/34        2,348,211
   1,000   Indiana Hlth Fac Hosp Rev
              Cmnty Fndtn Northwest IN Ser
               A                                         5.375   03/01/19        1,002,030
   2,000   Indiana Hlth Fac Hosp Rev
              Cmnty Fndtn Northwest IN Ser
              A                                          6.000   03/01/34        2,043,360
  14,380   Indiana Muni Pwr Agy Pwr
              Supply Rev Ser A
              (AMBAC Insd) (d)                           5.000   01/01/26       14,724,509
  15,125   Indiana Muni Pwr Agy Pwr
              Supply Rev Ser A
              (AMBAC Insd) (d)                           5.000   01/01/27       15,487,357
   7,895   Indiana Muni Pwr Agy Pwr
              Supply Rev Ser A
              (AMBAC Insd) (d)                           5.000   01/01/28        8,084,145
   3,000   North Manchester, IN Rev
              Peabody Retirement Cmnty
              Proj Ser A                                 7.250   07/01/33        3,070,650
   2,000   Portage, IN Spl Impt Dist Rev
              Marina Shores Proj                         6.375   03/01/35        1,969,420
     175   Saint Joseph Cnty, IN Redev
              Dist Tax Increment Rev Ser B (a)             *     12/30/10          136,775
     135   Saint Joseph Cnty, IN Redev
              Dist Tax Increment Rev Ser
              B (a)                                        *     12/30/11           97,732

     130   Saint Joseph Cnty, IN Redev
              Dist Tax Increment Rev Ser
              B (a)                                        *     12/30/12           87,168
     130   Saint Joseph Cnty, IN Redev
              Dist Tax Increment Rev Ser
              B (a)                                        *     12/30/13           80,722
     125   Saint Joseph Cnty, IN Redev
              Dist Tax Increment Rev Ser
              B (a)                                        *     12/30/14           71,889
     125   Saint Joseph Cnty, IN Redev
              Dist Tax Increment Rev Ser
              B (a)                                        *     12/30/15           66,577
     125   Saint Joseph Cnty, IN Redev
              Dist Tax Increment Rev Ser
              B (a)                                        *     12/30/16           61,664
   1,405   Valparaiso, IN Econ Dev Rev
              First Mtg Whispering Pines
              Ctr (a)                                    7.750   01/01/12        1,405,393
   2,045   Valparaiso, IN Econ Dev Rev
              First Mtg Whispering Pines
              Ctr (a)                                    8.000   01/01/17        2,047,699
   4,000   Vigo Cnty, IN Hosp Auth Rev
              Un Hosp Inc (g)                            5.700   09/01/37        3,778,320
   2,000   Vigo Cnty, IN Hosp Auth Rev
              Un Hosp Inc (g)                            5.750   09/01/42        1,884,160
   1,500   Vigo Cnty, IN Hosp Auth Rev
              Un Hosp Inc (g)                            5.800   09/01/47        1,431,825
   2,170   Whiting, IN Redev Dist Tax
              Increment Rev Std Ave Proj                 5.350   01/15/27        2,017,753
                                                                            --------------
                                                                                74,298,715
                                                                            --------------

           IOWA 0.7%
   2,515   Black Hawk Cnty, IA Hlthcare
              Fac Rev Westn Home Proj Ser
              B                                          6.625   05/01/33        2,532,102
   1,000   Bremer Cnty, IA Hlthcare &
              Residential Fac Rev Proj Rfdg
              (Prerefunded @ 11/15/09)                   7.250   11/15/29        1,075,390
   2,245   Des Moines, IA Sr Hsg Rev
              Luther Pk Apts Inc Proj                    6.250   12/01/34        2,275,375
     615   Evansdale, IA Hlthcare Westn
              Home Proj (a)                              6.000   11/01/39          608,370
   5,600   Evansdale, IA Hlthcare Westn
              Home Proj Ser A (a)                        6.000   11/01/39        5,539,632
   2,265   Iowa Fin Auth Retirement Fac
              Presbyterian Homes Mill
              Pond                                       6.000   10/01/33        2,264,570
   4,970   Polk Cnty, IA Hlthcare Fac Rev
              Lutheran Pk Hlth Ctr Rfdg Ser
              A (a)                                      5.300   04/01/37        4,366,791
   1,500   Polk Cnty, IA Hlthcare Fac Rev
              Luther Pk Hlth Ctr Inc Proj                6.150   10/01/36        1,510,620
   2,000   Polk Cnty, IA Hlthcare Fac Rev
              Luther Pk Hlth Ctr Inc Proj
              (Prerefunded @ 10/01/08)                   6.750   10/01/33        2,094,780
   3,480   Polk Cnty, IA Hlthcare Fac Rev
              Luther Pk Hlth Ctr Inc Ser
              C (i)                                      6.000   04/01/37        3,507,283
   1,250   Scott Cnty, IA Rev Ridgecrest
              Vlg Rfdg                                   5.625   11/15/18        1,264,638
                                                                            --------------
                                                                                27,039,551
                                                                            --------------
           KANSAS 0.3%
   1,750   Lenexa, KS Hlthcare Fac Rev
              Lakeview Vlg Inc Ser C
              (Prerefunded @ 5/15/12)                    6.875   05/15/32        1,991,168
   2,800   Lenexa, KS Hlthcare Fac Rev
              Rfdg & Impt                                5.375   05/15/27        2,710,540

   3,500   Neosho Cnty, KS Hosp Rev
              Rfdg Ser A                                 5.150   09/01/31        3,188,255
   1,000   Olathe, KS Sr Living Fac Rev
              Catholic Care Campus Inc Ser
              A                                          6.000   11/15/26        1,003,750
   1,000   Olathe, KS Sr Living Fac Rev
              Catholic Care Campus Inc Ser
              A                                          6.000   11/15/38          996,950
   3,000   Overland Pk, KS Dev Corp Rev
              First Tier Overland Pk Ser A               7.375   01/01/32        3,162,090
                                                                            --------------
                                                                                13,052,753
                                                                            --------------
           KENTUCKY 0.1%
   2,830   Murray, KY Hosp Fac Rfdg                      5.125   08/01/37        2,661,162
                                                                            --------------
           LOUISIANA 0.6%
   6,948   Lakeshore Vlg Master Cmnty
              Dev Dist LA Spl Assmt                      5.250   07/01/17        6,732,334
   3,180   Louisiana Loc Govt Environment
              Fac Cmnty Dev Auth Rev
              Eunice Student Hsg Fndtn
              Proj                                       7.375   09/01/33        2,773,373
   3,852   Louisiana Loc Govt Environment
              Fac Cmnty Dev Auth Rev
              Hlthcare Saint James Pl
              Rfdg Ser A                                 7.000   11/01/25        3,938,439
   3,200   Louisiana Loc Govt Environment
              Fac Cmnty Dev Auth Rev
              Hlthcare Saint James Pl
              Rfdg Ser A                                 7.000   11/01/29        3,275,552
   1,300   Louisiana Loc Govt Environment
              Fac Sr Air Cargo (AMT)                     6.650   01/01/25        1,358,110
   1,450   Louisiana Pub Fac Auth Rev
              Hlth Fac Glen Retirement Ser
              A                                          6.700   12/01/25        1,452,117

   1,000   Louisiana Pub Fac Auth Rev
              Progressive Hlthcare                       6.375   10/01/20        1,003,030
   1,000   Louisiana Pub Fac Auth Rev
              Progressive Hlthcare                       6.375   10/01/28        1,001,090
   3,000   Louisiana St Hlth Ed Auth
              Lambeth House Proj Rfdg Ser
              A                                          6.200   01/01/28        3,013,680
   2,000   Saint Tammany, LA Pub Trust
              Fin Auth Rev Christwood Proj
              Rfdg                                       5.700   11/15/28        1,956,020
                                                                            --------------
                                                                                26,503,745
                                                                            --------------
           MAINE 0.3%
   2,000   Maine Hlth & Higher Ed Fac
              Piper Shores Ser A
              (Prerefunded @ 1/01/09)                    7.550   01/01/29        2,089,680
   8,050   Rumford, ME Solid Waste Disp
              Rev Boise Cascade Corp Proj
              Rfdg (AMT)                                 6.875   10/01/26        8,391,642
                                                                            --------------
                                                                                10,481,322
                                                                            --------------
           MARYLAND 1.9%
   1,877   Anne Arundel Cnty, MD Spl Tax
              Farmington Vlg Proj Ser A                  6.250   06/01/25        1,922,611
   2,500   Baltimore Cnty, MD Mtg Rev
              Shelter Elder Care Ser A
              (Prerefunded @ 11/01/09)                   7.250   11/01/29        2,557,575
   3,500   Brunswick, MD Spl Oblg
              Brunswick Crossing Spl
              Taxing                                     5.500   07/01/36        3,313,730
   1,500   Frederick Cnty, MD Spl Oblig
              Urbana Cmnty Dev Auth                      6.625   07/01/25        1,525,110
  24,090   Maryland St Hlth & Higher Ed Fac
              Auth Rev Medstar Hlth (d)                  5.250   05/15/46       22,953,594

     995   Maryland St Cmnty Dev Admin
              Residential Ser B (AMT)                    5.450   09/01/32        1,016,323
   6,715   Maryland St Econ Dev Corp Air
              Cargo BW II LLC Rfdg (AMT)                 6.500   07/01/24        6,765,295
   1,540   Maryland St Econ Dev Corp Air
              Cargo BW II LLC Rfdg (AMT)                 7.340   07/01/24        1,640,069
   2,900   Maryland St Econ Dev Corp MD
              Golf Course Sys (Prerefunded
              @ 6/01/11)                                 8.250   06/01/28        3,328,011
   5,000   Maryland St Econ Dev Corp Rev
              Sr Lien Chesapeake Bay Rfdg
              Ser A                                      5.000   12/01/31        4,425,950
   2,000   Maryland St Hlth & Higher Ed
              Collington Episcopal
              (Prerefunded @ 4/01/11)                    6.750   04/01/23        2,197,420
   1,300   Maryland St Hlth & Higher Ed
              Fac Auth Rev                               5.300   01/01/37        1,190,852
   1,400   Maryland St Hlth & Higher Ed
              Medstar Hlth Rfdg                          5.375   08/15/24        1,415,330
   7,770   Maryland St Hlth & Higher Ed
              Medstar Hlth Rfdg                          5.500   08/15/33        7,829,985
     165   Montgomery Cnty, MD Econ Dev
              Rev Editorial Proj In Ed Ser A
              (Acquired 9/28/98, Cost
              $165,000) (c)                              6.250   09/01/08          160,042
   3,730   Montgomery Cnty, MD Econ Dev Rev
              Editorial Proj In Ed Ser A
              (Acquired 9/28/98, Cost
              $3,730,000) (c)                            6.400   09/01/28        3,160,951
   1,335   Montgomery Cnty, MD Spl Oblig
              West Germantown Dev Dist
              Ser B (a)                                  6.700   07/01/27        1,426,341

   4,000   Prince Georges Cnty, MD Spl
              Oblig Woodview Vlg Phase II
              Subdist (Prerefunded @
              7/01/12)                                   7.000   07/01/32        4,620,000
   4,000   Salisbury, MD Spl Oblig Vlg At
              Aydelotte Farm Proj                        5.250   01/01/37        3,646,800
   1,000   Westminster, MD Econ Dev
              Carroll Lutheran Vlg Ser A                 6.000   05/01/24        1,019,960
   1,500   Westminster, MD Econ Dev
              Carroll Lutheran Vlg Ser A                 6.250   05/01/34        1,537,155
                                                                            --------------
                                                                                77,653,104
                                                                            --------------
           MASSACHUSETTS 5.8%
   1,620   Boston, MA Indl Dev Fin Auth
              First Mtg Springhouse Inc
              Rfdg                                       5.875   07/01/18        1,629,477
   4,750   Boston, MA Indl Dev Fin Auth
              First Mtg Springhouse Inc
              Rfdg                                       6.000   07/01/28        4,766,055
   1,500   Massachusetts St Dev Fin Agy
              Briarwood Ser B (Prerefunded
              @ 12/01/10) (a)                            8.000   12/01/18        1,701,825
   2,500   Massachusetts St Dev Fin Agy
              Briarwood Ser B (Prerefunded
              @ 12/01/10)                                8.000   12/01/22        2,836,375
   6,085   Massachusetts St Dev Fin Agy
              Criterion Child Enrichment (a)             6.750   01/01/34        6,415,598
   1,015   Massachusetts St Dev Fin Agy
              Dimock Cmnty Hlth Ctr (a)                  6.250   12/01/13        1,022,744
   7,565   Massachusetts St Dev Fin Agy
              Dimock Cmnty Hlth Ctr (a)                  6.750   12/01/33        7,804,281
   2,000   Massachusetts St Dev Fin Agy
              First Mtg Loomis Cmnty Proj
              Ser A                                      6.900   03/01/32        2,132,140

     850   Massachusetts St Dev Fin Agy
              First Mtg Overlook Cmnty Ser
              A                                          6.125   07/01/24          862,929
   5,220   Massachusetts St Dev Fin Agy
              First Mtg Overlook Cmnty Ser
              A                                          6.250   07/01/34        5,317,196
   2,160   Massachusetts St Dev Fin Agy
              Lexington Montessori Sch
              Issue (Acquired 7/30/99, Cost
              $2,160,000) (a) (c)                        6.625   08/01/29        2,227,219
     675   Massachusetts St Dev Fin Agy
              MCHSP Human Svc Providers
              Ser A                                      6.750   07/01/18          692,780
     315   Massachusetts St Dev Fin Agy
              MCHSP Human Svc Providers
              Ser A (a) (j)                              7.500   07/01/10          334,612
   5,865   Massachusetts St Dev Fin Agy
              Regis College                              5.500   10/01/28        5,513,100
     760   Massachusetts St Dev Fin Agy
              Rev Boston Architectural Ctr
              (ACA Insd)                                 6.100   09/01/18          775,709
   1,445   Massachusetts St Dev Fin Agy
              Rev Boston Architectural Ctr
              (ACA Insd)                                 6.250   09/01/28        1,467,311
   1,685   Massachusetts St Dev Fin Agy
              Rev Developmental Disabilities
              Inc (a)                                    6.750   06/01/20        1,721,480
   8,645   Massachusetts St Dev Fin Agy
              Rev Developmental Disabilities
              Inc (Acquired 10/04/01,
              12/20/02, and 11/19/03, Cost
              $9,428,791) (a) (c)                        8.000   06/01/20        8,996,938

     695   Massachusetts St Dev Fin Agy
              Rev Gtr Lynn Mental Hlth
              (Prerefunded @ 6/01/08)
              (Acquired 7/27/00, Cost
              $695,000) (c)                              7.750   06/01/18          727,206
   1,015   Massachusetts St Dev Fin Agy
              Rev Gtr Lynn Mental Hlth
              Ser B (Prerefunded @
              6/01/08) (Acquired 11/19/98,
              Cost $1,015,000) (c)                       6.375   06/01/18        1,051,997
   1,500   Massachusetts St Dev Fin Agy
              Rev Hampshire College                      5.700   10/01/34        1,543,800
   4,545   Massachusetts St Dev Fin Agy
              Rev Hillcrest Ed Ctr Inc                   6.375   07/01/29        4,562,862
   4,755   Massachusetts St Dev Fin Agy
              Rev Hlthcare Fac Alliance Ser
              A                                          7.100   07/01/32        4,883,480
   1,025   Massachusetts St Dev Fin Agy
              Rev MCHSP Human Svc
              Providers Ser A (Prerefunded
              @ 7/01/10)                                 8.000   07/01/20        1,143,316
   2,340   Massachusetts St Dev Fin Agy
              Rev MCHSP Human Svc
              Providers Ser C (a)                        7.750   07/01/30        2,442,235
   4,955   Massachusetts St Dev Fin Agy
              Rev New England Ctr For
              Children                                   6.000   11/01/19        5,023,280
   6,940   Massachusetts St Dev Fin Agy
              Rev Rfdg First Mtg Reeds
              Accd Invt                                  5.750   10/01/31        6,651,088
   2,920   Massachusetts St Dev Fin Agy
              Rev Whitney Academy
              Issue (a)                                  7.500   09/01/30        3,079,315

     720   Massachusetts St Hlth & Ed
              Baystate Fac Auth Rev Med
              Ctr Ser F                                  5.500   07/01/22          738,497
   2,500   Massachusetts St Hlth & Ed
              Caritas Christi Oblig Grp Ser
              A                                          5.750   07/01/28        2,566,825
   9,845   Massachusetts St Hlth & Ed
              Caritas Christi Oblig Grp Ser
              B                                          6.250   07/01/22       10,255,635
   5,000   Massachusetts St Hlth & Ed Fac
              Auth Rev Caritas Christi Oblig
              Grp Ser B                                  6.750   07/01/16        5,384,900
  10,145   Massachusetts St Hlth & Ed Fac
              Auth Rev Christopher House
              Rfdg Ser A                                 6.875   01/01/29       10,302,653
   6,800   Massachusetts St Hlth & Ed Fac
              Auth Rev Civic Invt Ser B
              (Prerefunded @ 12/15/12)                   9.150   12/15/23        8,513,600
  10,000   Massachusetts St Hlth & Ed
              Fac Auth Rev Harvard Univ Ser DD
              (d)                                        5.000   07/15/35       10,069,350
   3,610   Massachusetts St Hlth & Ed Fac
              Auth Rev Jordan Hosp Ser D                 5.250   10/01/23        3,449,391
   1,465   Massachusetts St Hlth & Ed Fac
              Auth Rev Jordan Hosp Ser D                 5.375   10/01/28        1,404,334
   6,750   Massachusetts St Hlth & Ed Fac
              Auth Rev Jordan Hosp Ser E                 6.750   10/01/33        7,104,308
   7,490   Massachusetts St Hlth & Ed Fac
              Auth Rev Lasell College Ser
              A (a)                                      5.625   07/01/29        7,319,153
   5,600   Massachusetts St Hlth & Ed Fac
              Auth Rev Milford Whitinsville
              Hosp Ser D (Prerefunded @
              7/15/12)                                   6.350   07/15/32        6,269,368
   3,000   Massachusetts St Hlth & Ed Fac
              Auth Rev Nichols College
              Issue Ser C                                6.125   10/01/29        3,113,580

   1,783   Massachusetts St Hlth & Ed Fac
              Nichols College Issue Ser C                6.000   10/01/17        1,859,152
   1,000   Massachusetts St Hlth & Ed Fac
              Northn Berkshire Hlth Ser B                6.250   07/01/24        1,034,100
   3,005   Massachusetts St Hlth & Ed Fac
              Northn Berkshire Hlth Ser B                6.375   07/01/34        3,117,657
      75   Massachusetts St Hlth & Ed Partn
              Hlthcare Sys Ser C                         5.750   07/01/32           80,747
   7,600   Massachusetts St Hlth & Ed
              Saint Mem Med Ctr Ser A                    6.000   10/01/23        7,601,672
     530   Massachusetts St Indl Fin Agy
              HMEA Issue (a)                             7.000   09/01/12          540,600
     660   Massachusetts St Indl Fin Agy
              Rev First Mtg GF/Pilgrim Inc
              Proj                                       6.500   10/01/15          594,752
   2,000   Massachusetts St Indl Fin Agy
              Rev First Mtg GF/Pilgrim Inc
              Proj                                       6.750   10/01/28        1,703,180
  12,245   Massachusetts St Indl Fin Agy
              Rev First Mtg Reeds Landing
              Proj (Prerefunded @
              10/01/08) (h)                        7.450/7.550   10/01/28       13,032,354
   1,310   Massachusetts St Indl Fin Agy
              Rev First Mtg Stone Inst &
              Newton                                     7.700   01/01/14        1,311,284
     140   Massachusetts St Indl Fin Agy
              Rev Gtr Lynn Mental Hlth
              (Acquired 6/24/98, Cost
              $140,000) (c) (j)                          6.200   06/01/08          142,206

   4,300   Massachusetts St Indl Fin Agy
              Rev Gtr Lynn Mental Hlth
              (Prerefunded @ 6/01/08)
              (Acquired 6/24/98, Cost
              $4,300,000) (c)                            6.375   06/01/18        4,456,735
   2,600   Massachusetts St Indl Fin Agy
              Rev Montserrat College Art
              Issue (Acquired 12/23/97, Cost
              $2,600,000) (a) (c)                        7.000   12/01/27        2,661,958
  41,020   Massachusetts St Sch Bldg Auth
              Dedicated Sales Tax (FSA Insd) (d)         5.000   08/15/30       42,115,849
                                                                            --------------
                                                                               244,070,188
                                                                            --------------
           MICHIGAN 3.3%
   1,000   Chelsea, MI Econ Dev Corp Rev
              Utd Methodist Retirement
              Rfdg                                       5.400   11/15/18        1,001,220
   3,715   Chelsea, MI Econ Dev Corp Rev
              Utd Methodist Retirement
              Rfdg                                       5.400   11/15/27        3,584,975
   2,540   Conner Creek Academy East
              Michpub Sch Academy Rev
              Rfdg                                       5.000   11/01/26        2,297,024
   2,250   Conner Creek Academy East
              Michpub Sch Academy Rev
              Rfdg                                       5.250   11/01/31        2,055,983
     765   Detroit, MI Loc Dev Fin Auth Tax
              Increment Sr Ser B (Acquired
              9/08/97, Cost $765,000) (c)                6.700   05/01/21          781,034
   2,765   Detroit, MI Loc Dev Fin Auth Tax
              Increment Sub Ser C
              (Acquired 9/08/97, Cost
              $2,765,000) (c)                            6.850   05/01/21        2,821,240

  13,670   Flint, MI Hosp Bldg Auth Rev
              Hurley Med Ctr Rfdg                        6.000   07/01/20       13,893,504
   1,500   Gaylord, MI Hosp Fin Auth Ltd
              Otsego Mem Hosp Rfdg                       6.500   01/01/37        1,543,725
   1,590   Grand Blanc Academy, MI Ctf Pt                7.750   02/01/30        1,610,161
   2,845   John Tollfree Hlth Sys Corp Rfdg              6.000   09/15/23        2,865,655
   3,000   Kalamazoo, MI Econ Dev Corp
              Rev Heritage Ser A (Prerefunded
              @ 5/15/10)                                 7.250   05/15/25        3,295,230
   1,980   Kalamazoo, MI Econ Dev Corp
              Rev Oblig Heritage Cmnty
              Rfdg                                       5.375   05/15/27        1,860,745
   2,200   Kalamazoo, MI Econ Dev Corp
              Rev Oblig Heritage Cmnty
              Rfdg                                       5.500   05/15/36        2,039,576
   2,750   Kent Hosp Fin Auth MI Rev
              Metro Hosp Proj Ser A                      5.250   07/01/30        2,624,902
   1,500   Kent Hosp Fin Auth MI Rev
              Metro Hosp Proj Ser A                      6.250   07/01/40        1,562,445
   2,750   Kentwood, MI Econ Dev Ltd
              Oblig Holland Home Ser A                   5.375   11/15/36        2,562,450
   4,250   Macomb Cnty, MI Hosp Fin Auth
              Hosp Rev Mt Clemens Gen
              Hosp Ser B                                 5.750   11/15/25        4,158,157
   9,725   Macomb Cnty, MI Hosp Fin Auth
              Hosp Rev Mt Clemens Gen
              Hosp Ser B                                 5.875   11/15/34        9,441,516
  37,880   Michigan St Hosp Fin Auth Rev
              Henry Ford Hlth Sys Rfdg (d)               5.250   11/15/46       37,553,285
   2,095   Michigan St Hosp Fin Auth Rev
              Hosp Cent MI Cmnty Hosp                    6.250   10/01/27        2,110,859

   5,000   Michigan St Hosp Fin Auth Rev
              Hosp Oakwood Oblig Group
              Ser A                                      5.750   04/01/32        5,157,150
   1,375   Michigan St Hosp Fin Auth Rev
              Hosp Pontiac Osteopathic
              Rfdg Ser A                                 6.000   02/01/14        1,375,413
   7,315   Michigan St Hosp Fin Auth Rev
              Hosp Pontiac Osteopathic
              Rfdg Ser A                                 6.000   02/01/24        7,315,293
   1,750   Michigan St Hosp Fin Auth Rev
              Presbyterian Vlg Rfdg                      5.500   11/15/35        1,664,565
   3,000   Michigan St Strategic Fd Ltd
              Detroit Edison Poll Ctl Rfdg
              Ser B (AMT)                                5.650   09/01/29        3,072,750
   3,675   Michigan St Strategic Fd Solid
              Genesee Pwr Stad Proj Rfdg
              (AMT)                                      7.500   01/01/21        3,618,332
   4,500   Pontiac, MI Hosp Fin Auth Hosp
              Rev NOMC Oblig Group                       6.000   08/01/23        4,085,865
   3,000   Star Intl Academy MI Ctf Partn                8.000   03/01/33        3,347,100
   6,500   Wenonah Pk Ppty Inc Bay City
              Hotel Rev Bd                               7.500   04/01/33        5,239,455
   3,485   Wenonah Pk Ppty Inc Bay City
              Hotel Rev Bd (a)                           7.875   04/01/22        2,823,059
                                                                            --------------
                                                                               137,362,668
                                                                            --------------
           MINNESOTA 4.2%
   5,000   Aitkin, MN Hlth Fac Rev
              Riverwood Hlthcare Ctr Proj
              (Prerefunded @ 2/01/11)                    7.750   02/01/31        5,620,450
   1,750   Albertville, MN Multi-Family Hsg
              Cottages Albertville Proj Ser
              A                                          6.750   09/01/29        1,786,855

   3,540   Albertville, MN Multi-Family Rev
              Hsg Grp For Affordable Hsg
              Rfdg                                       5.550   09/01/42        3,413,693
   1,655   Buffalo, MN Hlth Care Rev Cent
              MN Sr Hsg Proj Rfdg Ser A                  5.375   09/01/26        1,540,441
   2,000   Buffalo, MN Hlth Care Rev Cent
              MN Sr Hsg Proj Rfdg Ser A                  5.500   09/01/33        1,862,960
   2,460   Cambridge, MN Hsg & Hlthcare
              Fac Rev Grandview West Proj
              Ser A                                      6.000   10/01/28        2,432,325
   2,000   Cambridge, MN Hsg & Hlthcare
              Fac Rev Grandview West Proj
              Ser B                                      6.000   10/01/33        2,000,260
   1,375   Carlton, MN Hlth & Hsg Fac Inter
              Faith Social Svc Inc Proj
              (Prerefunded @ 4/01/10)                    7.500   04/01/19        1,508,485
   2,250   Carlton, MN Hlth & Hsg Fac Inter
              Faith Social Svc Inc Proj
              (Prerefunded @ 4/01/10)                    7.750   04/01/29        2,491,245
   2,700   Carlton, MN Hlth & Hsg
              Inter Faith Care Ctr Proj Rfdg             5.700   04/01/36        2,570,670
   3,500   Columbia Heights, MN
              Multi-Family & Hlthcare Fac
              Rev Crest View Corp Proj Rfdg
              Ser A                                      5.700   07/01/42        3,296,055
   3,000   Coon Rapids, MN Sr Hsg Rev
              Epiphany Sr Ctzn Proj Rfdg                 6.000   11/01/28        2,999,760
   4,900   Dakota Cnty, MN Cmnty Dev
              Agy Multi-Family Hsg Rev
              Com Marice Proj Rfdg
              Ser A                                      5.000   05/01/42        4,122,958
   2,355   Dakota Cnty, MN Cmnty Dev
              Agy Multi-Family Hsg Rev River
              Heights Assisted Rfdg Ser A                5.375   05/01/40        2,178,516

     840   Detroit Lakes, MN Hsg & Hlth
              CDL Homes Proj Ser B                       6.000   08/01/24          850,710
   1,435   Detroit Lakes, MN Hsg & Hlth
              CDL Homes Proj Ser B                       6.125   08/01/34        1,456,898
   2,500   Duluth, MN Econ Dev Auth
              Hlthcare Fac Rev Saint Luke's
              Hosp                                       7.250   06/15/22        2,701,325
   5,630   Duluth, MN Econ Dev Auth
              Hlthcare Fac Rev Saint Luke's
              Hosp                                       7.250   06/15/32        6,005,577
   1,000   Edina, MN Hlthcare Fac Rev
              VOA Care Ctr MN Proj Ser A                 6.625   12/01/30        1,043,420
   3,845   Fridley, MN Sr Hsg Banfill
              Crossing Homes Proj                        6.750   09/01/34        3,633,756
   2,500   Glencoe, MN Hlthcare Fac Rev
              (Prerefunded @ 4/01/11)                    7.500   04/01/31        2,803,425
   1,900   Inver Grove Heights, MN
              Presbyterian Homes Care
              Rfdg                                       5.375   10/01/26        1,799,053
   1,000   Inver Grove Heights, MN
              Presbyterian Homes Care
              Rfdg                                       5.500   10/01/41          921,360
   3,000   Lake Crystal, MN Hsg Rev
              Ecumen Second Centy Rfdg                   5.700   09/01/36        2,854,110
     555   Lake Crystal, MN Hsg Rev
              Ecumen Second Centy Rfdg
              Ser A                                      5.550   09/01/26          538,467
     625   Marshall, MN Med Ctr Gross
              Rev Weiner Mem Med Ctr Proj
              Ser A                                      6.000   11/01/28          645,550
     800   Minneapolis & Saint Paul, MN
              Hsg & Redev Auth Hlthcare
              Hlth Partn Oblig Grp Proj                  5.875   12/01/29          817,728

   4,345   Minneapolis, MN Hsg & Hlthcare Fac
              Rev Providence Proj Rfdg Ser A             5.750   10/01/37        4,185,495
   2,165   Minneapolis, MN Hsg Rev
              Keeler Apts Proj Rfdg Ser A                5.000   10/01/37        1,896,172
     340   Minneapolis, MN Multi-Family
              Rev Hsg Belmont Apt Proj
              (AMT)                                      7.250   11/01/16          343,403
   1,320   Minneapolis, MN Multi-Family
              Rev Hsg Belmont Apt Proj
              (AMT)                                      7.625   11/01/27        1,332,487
   2,050   Minneapolis, MN Rev Walker
              Methodist Sr Svcs Ser A                    5.875   11/15/18        2,038,171
   4,950   Minneapolis, MN Rev Walker
              Methodist Sr Svcs Ser A                    6.000   11/15/28        4,957,326
     900   Minnesota Agric & Econ Dev Brd
              Rev Hlthcare Benedictine Proj
              Ser A                                      5.500   08/01/23          883,584
     875   Minnesota Agric & Econ Dev Brd
              Rev Hlthcare Benedictine Proj
              Ser A                                      5.750   02/01/30          851,856
   1,060   Minnesota Agric & Econ Dev
              Evangelical                                6.625   08/01/25        1,126,886
     940   Minnesota Agric & Econ Dev
              Evangelical (Prerefunded @
              8/01/10)                                   6.625   08/01/25        1,031,528
   3,500   Moorhead, MN Sr Hsg Rev
              Sheyenne Crossing Proj                     5.650   04/01/41        3,300,115
     875   New Ulm, MN Econ Dev Auth
              Hadc Ridgeway Proj Rfdg Ser
              A (GTY AGMT)                               5.750   06/01/28          863,958
   2,150   New Ulm, MN Econ Dev Auth
              Hadc Ridgeway Proj Rfdg Ser
              A (GTY AGMT)                               6.000   06/01/41        2,129,790

   5,000   North Oaks, MN Sr Hsg Rev
              Presbyterian Homes North
              Oaks (i)                                   6.500   10/01/47        5,088,400
   2,500   Northwest, MN Multi-Cnty
              Pooled Hsg Prog Rfdg Ser A                 6.250   07/01/40        2,467,125
   2,000   Oakdale, MN Rev Sr Hsg Oak
              Meadows Proj Rfdg                          6.250   04/01/34        2,016,800
   4,700   Orono, MN Hsg Rev Rfdg Sr
              Orono Woods Apt Ser A                      5.400   11/01/41        4,359,156
   6,300   Oronoco, MN Multi-Family Hsg
              Rev Wedum Shorewood
              Campus Proj Rfdg                           5.400   06/01/41        5,667,417
   1,425   Ramsey, MN Lease Rev Pact
              Charter Sch Proj Ser A                     6.750   12/01/33        1,485,434
   2,000   Saint Cloud, MN Hsg & Redev
              Auth Sterling Heights Apts Proj
              (AMT)                                      7.450   10/01/32        2,042,960
   4,000   Saint Paul, MN Hsg & Redev
              Auth Cmnty Peace Academy
              Proj Ser A                                 5.000   12/01/36        3,585,080
   2,420   Saint Paul, MN Hsg & Redev
              Auth Higher Ground Academy
              Rfdg Ser A                                 6.875   12/01/33        2,517,962
  11,000   Saint Paul, MN Hsg & Redev
              Auth Hlthcare Fac Rev
              Hlth Partners Oblig Grp Proj               5.250   05/15/36       10,550,760
   2,415   Saint Paul, MN Hsg & Redev
              Auth Hope Cmnty Academy
              Proj Ser A                                 6.750   12/01/33        2,509,137
   3,500   Saint Paul, MN Hsg & Redev
              Auth Lease Rev New Spirit
              Schs Proj Ser A                            7.500   12/01/31        3,706,535

   1,600   Saint Paul, MN Hsg & Redev
              Auth LSE Rev Achieve
              Language Academy Rfdg Ser
              A                                          7.000   12/01/32        1,677,504
   4,035   Saint Paul, MN Hsg & Redev
              Auth Model Cities Hlth Ctr Ser
              A (a)                                      7.250   11/01/26        4,153,871
   2,000   Saint Paul, MN Hsg & Redev
              Auth Rossy & Richard Shaller
              Ser A                                      5.250   10/01/42        1,756,360
   2,000   Saint Paul, MN Hsg & Redev
              Cmnty of Peace Academy Proj
              Ser A (Prerefunded @
              12/01/10)                                  7.875   12/01/30        2,279,200
   7,000   Saint Paul, MN Port Auth Hotel
              Fac Rev Radisson Kellogg
              Proj Rfdg Ser 2 (Prerefunded
              @ 8/01/08)                                 7.375   08/01/29        7,429,100
   1,700   Saint Paul, MN Port Auth Lease
              Rev Hltheast Midway Campus
              03 Ser A                                   5.750   05/01/25        1,712,937
   1,000   Saint Paul, MN Port Auth Lease
              Rev Hltheast Midway Campus
              03 Ser B                                   6.000   05/01/30        1,002,030
   4,000   Vadnais Heights, MN Lease Rev
              Agric & Food Sciences Ser A                6.600   12/01/34        3,912,960
   4,695   Vadnais Heights, MN
              Multi-Family Rev Hsg Cottages
              Vadnais Heights Rfdg (AMT)                 7.000   12/01/31        4,888,011
   1,650   Victoria, MN Private Sch Fac
              Holy Family Catholic High Sch
              Ser A                                      5.850   09/01/24        1,652,096

   4,500   Victoria, MN Private Sch Fac
              Holy Family Catholic High Sch
              Ser A                                      5.875   09/01/29        4,488,975
   4,775   Washington Cnty, MN Hsg &
              Redev Auth Hosp Fac Rev
              Hltheast Proj                              5.500   11/15/27        4,714,405
   1,450   Winona, MN Hlthcare Winona
              Hlth Ser A                                 6.000   07/01/34        1,493,616
                                                                            --------------
                                                                               175,994,654
                                                                            --------------
           MISSISSIPPI 0.6%
   1,000   Mississippi Bus Fin Corp (AMT)                7.250   07/01/34        1,064,580
   5,585   Mississippi Bus Fin Corp Sys
              Energy Res Inc Proj                        5.875   04/01/22        5,639,733
   5,350   Mississippi Dev Bank Spl Oblig
              Diamond Lakes Util Rfdg Ser
              A                                          6.250   12/01/17        5,360,646
   4,600   Mississippi Home Corp Rev
              Cleveland Personal Care Ser
              6A (AMT) (a)                               6.250   12/01/35        4,319,124
   4,000   Mississippi Home Corp Rev
              Grove Apts Proj Ser 1 (AMT)                6.250   04/01/37        3,902,400
   3,615   Mississippi Hosp Equip & Fac &
              Impt Hosp South Cent Rfdg                  5.250   12/01/31        3,454,856
   1,000   Mississippi Hosp Equip & Fac
              Auth Rev Impt Hosp S W MS
              Med Rfdg                                   5.750   04/01/23        1,018,850
   2,000   Mississippi Hosp Equip & Fac
              Auth Rev Impt Hosp S W MS
              Med Rfdg                                   5.750   04/01/29        2,022,240
                                                                            --------------
                                                                                26,782,429
                                                                            --------------
           MISSOURI 2.7%
   1,000   370 Missouri Bottom Rd Taussig
              Rd Trans Dev Dist                          7.000   05/01/22        1,074,340

   4,750   370 Missouri Bottom Rd Taussig
              Rd Trans Dev Dist                          7.200   05/01/33        5,111,095
   3,600   Ballwin, MO Tax Increment Rev
              Impt Ballwin Town Ctr Rfdg
              Ser A                                      6.500   10/01/22        3,711,384
   7,000   Branson, MO Regl Arpt Transn
              Dev Dist Arpt Rev Ser B
              (AMT)                                      6.000   07/01/37        6,615,280
   3,000   Bridgeton, MO Indl Dev Auth Sr
              Hsg Rev Sarah Cmnty Proj                   5.900   05/01/28        3,001,170
     245   Cape Girardeau Cnty, MO Indl
              Southeast MO Hosp Assoc                    5.750   06/01/32          248,068
      30   Cape Girardeau Cnty, MO Indl
              Southeast MO Hosp Assoc
              (Prerefunded @ 6/01/12)                    5.750   06/01/32           32,566
   1,500   Carthage, MO Hosp Rev                         5.875   04/01/30        1,487,865
   5,755   Carthage, MO Hosp Rev                         6.000   04/01/38        5,701,306
   3,000   Chesterfield, MO Indl Dev Auth
              Sr Living Fac Rev Willows at
              Brooking Pk Proj Ser A                     6.625   12/01/31        3,051,450
   3,285   Dardenne Town Square, MO
              Trans Dev Dist Sales Tax Ser
              A                                          5.000   05/01/36        2,823,819
   2,390   Ellisville, MO Indl Dev Auth Indl
              Dev Rev Gambrill Gardens
              Phase I Proj Ser A (a)                     6.750   04/01/33        2,486,556
   2,755   Ellisville, MO Indl Dev Auth Rev
              Gambrill Gardens Proj Impt &
              Rfdg                                       6.200   06/01/29        2,769,739
   3,640   Fenton, MO Tax Increment Rev
              & Impt Gravois Bluffs Proj
              Rfdg (Prerefunded @
              10/01/12)                                  6.125   10/01/21        4,042,839

     965   Fenton, MO Tax Increment Rev
              & Impt Gravois Bluffs Proj
              Rfdg (Prerefunded @
              10/01/11)                                  7.000   10/01/21        1,092,341
   1,300   Ferguson, MO Tax Increment
              Rev Crossings at Halls Ferry
              Proj                                       5.000   04/01/17        1,245,023
   3,610   Good Shepard Nursing Home
              Dist MO Nursing Home Fac
              Rev Rfdg                                   5.900   08/15/23        3,620,613
   1,500   Joplin, MO Indl Dev Auth Hlth
              Freeman Hlth Sys Proj                      5.750   02/15/35        1,530,090
   3,000   Kansas City, MO Indl Dev Auth
              First Mtg Bishop Spencer Ser
              A                                          6.250   01/01/24        3,062,370
   4,000   Kansas City, MO Indl Dev Auth
              First Mtg Bishop Spencer Ser
              A                                          6.500   01/01/35        4,106,120
     479   Kansas City, MO Indl Dev Auth
              Multi-Family Hsg Rev
              Brentwood Manor Apt Proj Ser
              A (AMT) (a)                                6.950   04/15/15          508,751
   1,472   Kansas City, MO Indl Dev Auth
              Multi-Family Hsg Rev
              Brentwood Manor Apt Proj Ser
              B (AMT)                                    7.250   10/15/38        1,535,841
     280   Kansas City, MO Indl Dev Auth
              Multi-Family Hsg Rev Walnut
              Grove Apt Proj Ser B
              (AMT) (a)                                  7.550   06/15/12          299,961
     990   Kansas City, MO Indl Dev Auth
              Multi-Family Hsg Rev Walnut
              Grove Apt Proj Ser B
              (AMT) (a)                                  7.550   06/15/22        1,054,340

   3,430   Kansas City, MO Indl Dev Auth
              Multi-Family Hsg Rev Walnut
              Grove Apt Proj Ser B
              (AMT) (a)                                  7.550   06/15/35        3,639,573
   2,000   Kansas City, MO Indl Dev Plaza
              Lib Proj                                   5.900   03/01/24        1,951,860
     958   Kansas City, MO Multi-Family
              Hsg Rev Northwoods Apts Proj
              Ser A (AMT)                                6.450   05/01/40          988,991
   1,000   Missouri St Dev Fin Brd Fac
              Branson Landing Proj Ser A                 5.500   12/01/24          990,570
   1,500   Missouri St Dev Fin Brd Fac
              Branson Landing Proj Ser A                 5.625   12/01/28        1,487,925
   5,000   Nevada, MO Hosp Rev Nevada
              Regl Med Ctr (Prerefunded @
              10/01/11)                                  6.750   10/01/31        5,606,800
   3,310   Osage Beach, MO Tax
              Increment Prewitts Point Proj              6.750   05/01/23        3,474,474
   3,000   Perry Cnty, MO Nursing Home
              Rev Rfdg                                   5.900   03/01/28        2,975,700
   5,500   Saint Joseph, MO Indl Dev Auth
              Hlthcare Rev Living Cmnty
              Saint Joseph Proj                          7.000   08/15/32        5,381,200
   1,000   Saint Joseph, MO Indl Dev Auth
              Shoppers North Vlg Proj Ser
              A                                          5.375   11/01/24          976,920
   8,000   Saint Louis Cnty, MO Indl Dev
              Auth Hlth Fac Rev Ranken
              Jordan Proj Ser A
              (Prerefunded @ 11/15/13)                   6.625   11/15/35        9,136,240
   2,000   Saint Louis Cnty, MO Indl Dev Auth
              Sr Living Fac Rev St
              Andrews Res For Srs Ser A (i)              6.375   12/01/30        2,007,220
   3,400   Saint Louis Cnty, MO Indl Dev Auth
              Sr Living Fac Rev St
              Andrews Res For Srs Ser A (i)              6.375   12/01/41        3,399,558

     620   Saint Louis, MO Tax Increment
              Rev Scullin Redev Area Ser
              A                                         10.000   08/01/10          678,795
   3,135   Saline Cnty, MO Indl Dev Auth
              Hlth Fac Rev (Acquired
              1/12/99, Cost
              $3,074,752) (c)                            6.500   12/01/28        3,199,236
   5,600   Valley Pk, MO Indl Dev Auth
              Sr Hsg Rev Cape Albeon Proj                6.150   12/01/33        5,636,120
                                                                            --------------
                                                                               111,744,109
                                                                            --------------
           NEVADA 1.4%
   3,000   Boulder City, NV Hosp Rev
              Boulder City Hosp Inc Proj
              Rfdg                                       5.850   01/01/22        2,967,930
   5,495   Clark Cnty, NV Assisted Living
              Homestead Boulder City
              Proj (a)                                   6.500   12/01/27        5,619,736
   1,975   Clark Cnty, NV Impt Dist Spl
              Impt Dist No-142 Loc Impt                  6.100   08/01/18        2,038,674
   2,720   Clark Cnty, NV Impt Dist Spl
              Impt Dist No-142 Loc Impt                  6.375   08/01/23        2,808,563
   2,500   Clark Cnty, NV Indl Dev Rev NV
              Pwr Co Proj Rfdg Ser B
              (AMT)                                      5.900   10/01/30        2,509,775
  11,190   Clark Cnty, NV Indl Dev Rev NV
              Pwr Co Proj Rfdg Ser C                     5.500   10/01/30       10,653,328
  14,980   Clark Cnty, NV Indl Dev Rev
              Southwest Gas Corp Proj Rfdg Ser
              B (FGIC Insd) (d)                          5.000   12/01/33       14,742,193
   5,600   Director St, NV Dept Business &
              Ind Las Vegas Monorail Proj
              Second Tier                                7.375   01/01/40        5,633,488

     925   Henderson, NV Loc Impt Dist No
              T 13 Ser A                                 6.800   03/01/22          956,459
   3,555   Henderson, NV Loc Impt Dist No
              T 13 Ser B                                 6.900   03/01/22        3,677,576
   1,375   Las Vegas, NV Loc Impt Bds Spl
              Impt Dist No 607                           6.250   06/01/24        1,409,265
     405   Las Vegas, NV Spl Impt Dist No
              Elkhorn Springs                            8.000   09/15/13          412,189
   4,595   Reno, NV Spl Assmt Dist No 4
              Somersett Pkwy                             6.625   12/01/22        4,735,148
                                                                            --------------
                                                                                58,164,324
                                                                            --------------
           NEW HAMPSHIRE 0.9%
   4,845   New Hampshire Higher Ed &
              Hlth Fac Auth Rev Daniel
              Webster College Issue                      6.300   07/01/29        4,891,173
   2,000   New Hampshire Higher Ed &
              Hlth Fac Auth Rev First Mtg
              Odd Fellows Home Rfdg                      9.000   06/01/14        2,165,000
   4,000   New Hampshire Higher Ed &
              Hlth Fac Auth Rev New
              England College (a)                        6.125   03/01/19        4,101,600
   1,500   New Hampshire Higher Ed &
              Hlth Hosp Littleton Hosp Assn
              Ser A                                      5.900   05/01/18        1,531,500
   1,250   New Hampshire Higher Ed &
              Hlth Hosp Littleton Hosp Assn
              Ser A                                      6.000   05/01/28        1,257,050
   6,220   New Hampshire Hlth & Ed Fac
              Auth Rev Daniel Webster
              College Issue (a)                          7.500   07/01/31        6,494,426
   1,035   New Hampshire Hlth & Ed Fac
              Auth Rev Havenwood-Heritage
              Heights Ser A                              5.350   01/01/26          981,532

     750   New Hampshire Hlth & Ed Fac
              Auth Rev Havenwood-Heritage
              Heights Ser A                              5.400   01/01/30          706,470
   1,735   New Hampshire Hlth & Ed Fac
              Auth Rev Hlthcare Sys
              Covenant Hlth                              5.500   07/01/34        1,767,982
   1,570   New Hampshire Hlth & Ed Fac
              Auth Rev Huntington at
              Nashua Ser A                               6.875   05/01/23        1,671,767
   4,600   New Hampshire Hlth & Ed Fac
              Auth Rev Huntington at
              Nashua Ser A                               6.875   05/01/33        4,894,952
   1,055   New Hampshire Hlth & Ed Fac
              Speare Mem Hosp                            5.500   07/01/25        1,040,188
   1,150   New Hampshire Hlth & Ed Fac
              Speare Mem Hosp                            5.875   07/01/34        1,158,142
   2,385   New Hampshire St Business Fin
              Auth Elec Fac Rev Plymouth
              Cogeneration (AMT) (Acquired
              6/29/93, Cost
              $2,333,981) (c)                            7.750   06/01/14        2,421,538
   3,000   New Hampshire St Business Fin
              Auth Rev Alice Peck Day Hlth
              Sys Rfdg Ser A (Prerefunded
              @ 10/01/09)                                7.000   10/01/29        3,229,230
      90   New Hampshire St Hsg Fin Auth
              Single Family Rev Mtg
              Acquisition Ser G (AMT)                    6.300   01/01/26           90,077
     155   New Hampshire St Hsg Fin Auth
              Single Family Rev Ser D
              (AMT)                                      5.900   07/01/28          156,952
                                                                            --------------
                                                                                38,559,579
                                                                            --------------

           NEW JERSEY 3.2%
   2,000   Camden Cnty, NJ Impt Auth Rev
              Hlthcare Redev Cooper Hlth
              Ser A                                      5.750   02/15/34        2,029,100
   6,000   New Jersey Econ Dev Auth
              Cedar Crest Vlg Inc Fac Ser A
              (Prerefunded @ 11/15/11)                   7.250   11/15/21        6,842,040
   3,450   New Jersey Econ Dev Auth
              Econ Dev Rev Utd Methodist
              Homes Ser A                                6.125   07/01/23        3,592,830
   5,800   New Jersey Econ Dev Auth
              Econ Dev Rev Utd Methodist
              Homes Ser A                                6.250   07/01/33        6,055,258
   2,355   New Jersey Econ Dev Auth First
              Mtg Franciscan Oaks Proj                   5.750   10/01/23        2,341,200
     600   New Jersey Econ Dev Auth First
              Mtg Hamilton Continuing Care
              Ser A                                      8.350   11/01/30          634,926
   1,500   New Jersey Econ Dev Auth First
              Mtg Presbyterian Ser A                     6.250   11/01/20        1,543,410
   1,500   New Jersey Econ Dev Auth First
              Mtg Presbyterian Ser A                     6.375   11/01/31        1,530,180
   6,000   New Jersey Econ Dev Auth First
              Mtg Seashore Gardens Proj
              (Prerefunded @ 4/01/11)                    7.750   04/01/33        6,833,940
   1,250   New Jersey Econ Dev Auth First
              Mtg Seashore Gardens Proj
              (Prerefunded @ 4/01/11)                    8.000   04/01/23        1,434,062
   3,500   New Jersey Econ Dev Auth First
              Mtg Seashore Gardens Proj
              (Prerefunded @ 4/01/11)                    8.000   04/01/31        4,015,375
   2,000   New Jersey Econ Dev Auth
              Retirement Cmnty Rev
              Seabrook Vlg Inc Ser A
              (Prerefunded @ 11/15/10)                   8.250   11/15/30        2,288,800

   1,000   New Jersey Econ Dev Auth
              Retirement Cmnty Rev Ser A
             (Prerefunded @ 11/15/10)                    8.000   11/15/15        1,137,170
   1,000   New Jersey Econ Dev Auth
              Retirement Cmnty Rev Ser A
              (Prerefunded @ 11/15/08)                   8.125   11/15/18        1,047,160
   1,440   New Jersey Econ Dev Auth
              Retirement Cmnty Rev Ser A
              (Prerefunded @ 11/15/10)                   8.125   11/15/23        1,642,738
   4,000   New Jersey Econ Dev Auth Rev
              Cig Tax                                    5.750   06/15/29        4,146,120
     975   New Jersey Econ Dev Auth Rev
              First Mtg Millhouse Proj Ser
              A (l)                                      8.250   04/01/10          381,810
   2,060   New Jersey Econ Dev Auth Rev
              First Mtg Millhouse Proj Ser
              A (l)                                      8.500   04/01/16        1,089,040
   1,380   New Jersey Econ Dev Auth Rev
              Kullman Assoc LLC Proj Ser A
              (AMT)                                      6.125   06/01/18        1,264,011
     745   New Jersey Econ Dev Auth Rev
              Kullman Assoc LLC Proj Ser A
              (AMT)                                      6.750   07/01/19          685,430
   2,500   New Jersey Econ Dev Auth Rev
              Sr Living Fac Esplanade Bear
              (AMT)                                      7.000   06/01/39        1,800,000
   1,000   New Jersey Econ Dev Auth
              Seabrook Vlg Inc Fac Rfdg                  5.250   11/15/36          914,430
   4,895   New Jersey Econ Dev Auth Sr
              Mtg Arbor Ser A                            6.000   05/15/28        4,916,195
   4,000   New Jersey Econ Dev Auth Utd
              Methodist Homes NJ Oblig                   5.750   07/01/29        4,017,240

  23,000   New Jersey Hlthcare Fac Fin
              Auth Rev Cap Apprec St
              Barnabas Hlth Ser B                          *     07/01/35        4,203,940
  19,800   New Jersey Hlthcare Fac Fin
              Auth Rev Cap Apprec St
              Barnabas Hlth Ser B                          *     07/01/36        3,404,808
  18,400   New Jersey Hlthcare Fac Fin
              Auth Rev Cap Apprec St
              Barnabas Hlth Ser B                          *     07/01/37        2,976,568
   1,500   New Jersey Hlthcare Fac Fin
              Auth Rev Cap Hlth Sys Oblig
              Grp Ser A                                  5.000   07/01/26        1,445,820
   3,000   New Jersey Hlthcare Fac Fin
              Auth Rev Cap Hlth Sys Oblig
              Grp Ser A                                  5.375   07/01/33        2,987,310
   4,385   New Jersey Hlthcare Fac Fin
              Auth Rev Cap Hlth Sys Oblig
              Grp Ser A                                  5.750   07/01/23        4,512,428
   1,320   New Jersey Hlthcare Fac Fin
              Auth Rev Care Inst Inc Cherry
              Hill Proj (a)                              7.750   07/01/10        1,329,702
   1,000   New Jersey Hlthcare Fac Fin
              Auth Rev Palisades Med Ctr
              NY Hlthcare                                6.625   07/01/31        1,062,640
     905   New Jersey Hlthcare Fac Fin
              Auth Rev Pascack Vlg Hosp
              Assn                                       6.000   07/01/13          633,129
   1,200   New Jersey Hlthcare Fac Fin
              Auth Rev Pascack Vlg Hosp
              Assn                                       6.500   07/01/23          843,012
   7,000   New Jersey Hlthcare Fac Fin
              Auth Rev Pascack Vlg Hosp
              Assn                                       6.625   07/01/36        4,927,300

   1,155   New Jersey Hlthcare Fac Fin
              Auth Rev Raritan Bay Med Ctr
              Issue Rfdg                                 7.250   07/01/14        1,177,673
   2,135   New Jersey Hlthcare Fac Fin
              Auth Rev South Jersey Hosp
              (Prerefunded @ 7/01/12)                    6.000   07/01/32        2,338,017
   1,000   New Jersey Hlthcare Fac Fin
              Inst Inc Cherry Hill Proj                  8.000   07/01/27        1,009,700
   3,450   New Jersey St Ed Fac Auth Rev
              Felician College of Lodi Ser D
              (Acquired 11/07/97, Cost
              $3,450,000) (c)                            7.375   11/01/22        3,536,698
  40,430   Tobacco Settlement Fin Corp NJ
              Ser 1A                                     5.000   06/01/41       35,046,745
                                                                            --------------
                                                                               133,617,955
                                                                            --------------
           NEW MEXICO 0.7%
   6,855   Albuquerque, NM Retirement
              Fac Rev La Vida Llena Proj
              Rfdg Ser B                                 6.600   12/15/28        7,078,542
   1,395   Bernalillo Cnty, NM Multi-Family
              Hsg Sr Solar Villas Apt Ser F              7.250   10/15/22        1,439,180
   1,495   Cabezon Pub Impt Dist NM                      6.300   09/01/34        1,532,315
   3,000   Farmington, NM Pollutn Ctl Rev
              Pub Svc Co NM Proj Ser A
              (AMT)                                      6.600   10/01/29        3,172,260
   3,774   New Mexico Hsg Auth Region lll
              Sr Brentwood Gardens Apt Ser
              A (AMT)                                    6.850   12/01/31        3,995,760
   2,285   New Mexico Regl Hsg Auth Hsg
              Wildewood Apt Proj Sr Ser
              A (a)                                      7.500   12/01/30        2,428,864

   2,675   RHA Hsg Dev Corp NM
              Multi-Family Rev Mtg
              Woodleaf Apt Proj Rfdg Ser A
              (GNMA Collateralized)                      7.125   12/15/27        2,735,027
   3,320   San Juan Cnty, NM Multi-Family
              Hsg Apple Ridge Apts Sr Ser
              A (AMT) (a)                                7.250   12/01/31        3,495,196
   3,250   Santa Fe Cnty, NM Proj Rev El
              Castillo Retirement Ser A                  5.625   05/15/25        3,174,957
     750   Ventana West Pub Impt Dist NM                 6.875   08/01/33          788,168
                                                                            --------------
                                                                                29,840,269
                                                                            --------------
           NEW YORK 6.9%
   2,325   Amherst, NY Indl Dev Agy
              Sharry Zedek Proj Rfdg Ser
              A (a)                                      7.000   06/15/36        2,402,934
     700   Brookhaven, NY Indl Dev Agy
              Mem Hosp Med Ctr Inc Ser
              A (j)                                      7.750   11/15/10          744,296
   3,000   Brookhaven, NY Indl Dev Agy
              Mem Hosp Med Ctr Inc Ser A
              (Prerefunded @ 11/15/10)                   8.125   11/15/20        3,393,150
   1,000   Brookhaven, NY Indl Dev Agy
              Mem Hosp Med Ctr Inc Ser A
              (Prerefunded @ 11/15/10)                   8.250   11/15/30        1,134,640
   4,760   Brookhaven, NY Indl Dev Agy Sr
              Residential Hsg Rev
              Woodcrest Estates Fac Ser A
              (AMT)                                      6.375   12/01/37        4,838,064
   1,340   Brookhaven, NY Indl Dev Agy Sr
              Woodcrest Estates Fac Ser A
              (AMT)                                      6.250   12/01/23        1,364,415
   3,330   Dutchess Cnty, NY Indl Dev Agy
              Saint Francis Hosp Rfdg Ser
              A                                          7.500   03/01/29        3,606,723

   1,000   Erie Cnty, NY Indl Dev Agy Rev
              Orchard Pk CCRC Inc Proj Ser
              A                                          6.000   11/15/36          992,400
  15,000   Metropolitan Transn Auth NY
              Dedicated Tax Fd Ser A (FSA
              Insd) (d)                                  5.250   11/15/24       15,654,375
   2,000   Monroe Cnty, NY Indl Dev Agy
              Civic Fac Rev Cloverwood Sr
              Living Ser A                               6.750   05/01/23        1,922,340
   5,000   Monroe Cnty, NY Indl Dev Agy
              Civic Fac Rev Cloverwood Sr
              Living Ser A                               6.875   05/01/33        4,773,900
     760   Monroe Cnty, NY Indl Dev Agy
              Woodland Vlg Proj
              (Prerefunded @ 11/15/10)                   8.000   11/15/15          844,368
   1,570   Monroe Cnty, NY Indl Dev Agy
              Woodland Vlg Proj
              (Prerefunded @ 11/15/10)                   8.550   11/15/32        1,821,169
   1,000   Mount Vernon, NY Indl Dev Agy
              Civic Fac Rev                              6.200   06/01/29        1,009,350
  30,000   Nassau Cnty, NY Tob
              Settlement Cap Apprec
              Second Sub Ser C                             *     06/01/46        2,218,500
 160,000   Nassau Cnty, NY Tob
              Settlement Cap Apprec Third
              Ser D                                        *     06/01/60        3,766,400
   3,150   New York City Indl Dev Agy
              Civic Fac Rev Cmnty Res
              Developmentally Disabled                   7.500   08/01/26        3,185,028
   4,535   New York City Indl Dev Agy
              Civic Fac Rev Ctr For Nursing              5.375   08/01/27        4,260,496

   3,375   New York City Indl Dev Agy
              Civic Fac Rev Our Lady of
              Mercy Med Ctr Pkg Corp Proj                8.500   12/30/22        3,011,006
   3,000   New York City Indl Dev Agy
              Civic Fac Rev Psch Inc Proj                6.375   07/01/33        3,127,620
   2,650   New York City Indl Dev Agy
              Civic Fac Rev Spl Place Inc
              Proj Ser A                                 7.000   01/01/33        2,758,729
   5,235   New York City Indl Dev Agy
              Civic Fac Rev Touro College
              Proj Ser A (Acquired 6/29/99,
              6/06/01, 7/22/02, Cost
              $4,882,172) (c)                            6.350   06/01/29        5,384,145
   5,000   New York City Indl Dev Agy
              Lycee Francais De NY Ser C                 6.800   06/01/28        5,352,350
  19,050   New York City Indl Dev Agy Rev
              Liberty 7 World Trade Ctr
              Proj                                       6.750   03/01/15       20,049,744
  41,900   New York City Indl Dev Agy Rev
              Liberty 7 World Trade Ctr Ser
              A                                          6.250   03/01/15       43,799,746
  12,000   New York City Indl Dev Agy Rev
              Liberty 7 World Trade Ctr Ser
              A                                          6.500   03/01/35       12,542,280
     315   New York City Indl Dev Agy Rev
              Lycee Francais De NY Proj
              Ser A (ACA Insd)                           5.375   06/01/23          315,400
   7,500   New York City Indl Dev Agy Rev
              Visy Paper Inc Proj (AMT)                  7.950   01/01/28        7,579,875
   2,500   New York Liberty Dev Corp Rev
              Natl Sports Museum Proj Ser
              A (Acquired 8/07/06, Cost
              $2,500,000) (c)                            6.125   02/15/19        2,535,450

   2,500   New York St Dorm Auth Rev
              Winthrop South Nassau Univ                 5.500   07/01/23        2,525,225
   5,195   New York St Dorm Auth Rev
              Winthrop South Nassau Univ                 5.750   07/01/28        5,291,004
   4,000   New York St Dorm Auth Rev
              Winthrop Univ Hosp Assn Ser
              A                                          5.500   07/01/23        4,040,360
   1,720   Newark-Wayne Cmnty Hosp Inc
              NY Hosp Rev Impt & Rfdg Ser
              A                                          7.600   09/01/15        1,721,720
   1,250   Oneida Cnty, NY Indl Dev Agy
              Civic Fac Saint Elizabeth Med
              Ser A                                      5.875   12/01/29        1,244,637
   1,520   Oneida Cnty, NY Indl Dev Agy
              Civic Fac Saint Elizabeth Med
              Ser B                                      6.000   12/01/19        1,541,234
     100   Onondaga Cnty, NY Indl Dev
              Agy Civic Fac Rev Iroquois
              Nursing Home Ser B (FHA
              Gtd) (a)                                   7.000   02/01/09          100,031
   4,000   Orange Cnty, NY Indl Dev Agy
              Arden Hill Life Care Ctr Proj
              Ser A                                      7.000   08/01/31        4,169,240
     225   Oswego Cnty, NY Indl Dev Agy
              Civic Fac Rev Sub St Luke
              Residential Hlth Ser B (a)                 7.000   02/01/12          230,418
   2,100   Peekskill, NY Indl Dev Agy Sr
              Drum Hill Sr Living Proj
              (AMT)                                      6.375   10/01/28        2,019,927
  23,480   Port Auth NY & NJ (d)                         5.000   10/01/25       23,855,797

  12,460   Port Auth NY & NJ (MBIA Insd) (d)             5.250   11/01/17       13,234,327
   7,160   Port Auth NY & NJ (MBIA Insd) (d)             5.250   11/01/18        7,565,721
   5,075   Rockland Cnty, NY Indl Dev Agy
              Civic Fac Rev Dominican
              College Proj (Prerefunded @
              5/01/08) (Acquired 6/30/98,
              1/28/00, 11/13/00, Cost
              $4,656,737) (c)                            6.250   05/01/28        5,249,073
   1,000   Suffolk Cnty, NY
              Gurwin Jewish Phase II                     6.700   05/01/39        1,063,050
   3,500   Suffolk Cnty, NY Indl Dev Agy
              Civic Fac Rev Eastn Long
              Is Hosp Assn (g)                           5.500   01/01/37        3,190,145
   1,000   Suffolk Cnty, NY Indl Dev Agy
             Continuing Care Retirement
             Peconic Landing Ser A                       8.000   10/01/20        1,085,230
   2,000   Suffolk Cnty, NY Indl Dev Agy
              Continuing Care Retirement
              Peconic Landing Ser A                      8.000   10/01/30        2,163,360
   6,350   Suffolk Cnty, NY Indl Dev Agy
              Eastn Long Is Hosp Assoc
              Ser A (Prerefunded @
              1/01/12)                                   7.750   01/01/22        7,216,267
   2,820   Suffolk Cnty, NY Indl Dev Agy Indl
              Dev Rev Spellman High Voltage
              Fac Ser A (AMT)                            6.375   12/01/17        2,821,692
   4,000   Suffolk Cnty, NY Indl Dev Agy
              Medford Hamlet Asstd Living
              Proj (AMT)                                 6.375   01/01/39        3,947,760

   4,480   Sullivan Cnty, NY Indl Dev Agy
              Civic Fac Rev Hebrew
              Academy Spl Children (a)                   7.500   06/01/32        4,744,678
   1,350   Syracuse, NY Indl Dev Agy Rev
              First Mtg Jewish Home Ser A                7.375   03/01/21        1,422,603
   2,325   Syracuse, NY Indl Dev Agy Rev
              First Mtg Jewish Home Ser A                7.375   03/01/31        2,443,296
   1,000   Ulster Cnty, NY Indl Dev Agy
              Benedictine Hosp Proj Ser A
              (Prerefunded @ 6/01/09)                    6.400   06/01/14        1,042,770
     220   Ulster Cnty, NY Indl Dev Agy
              Civic Fac Rev Benedictine
              Hosp Proj Ser A (j)                        6.250   06/01/08          223,219
   3,895   Ulster Cnty, NY Indl Dev Agy
              Civic Fac Rev Benedictine
              Hosp Proj Ser A (Prerefunded
              @ 6/01/09)                                 6.450   06/01/24        4,096,060
   3,750   Utica, NY Indl Dev Agy Civic Fac
              Rev Utica College Civic Fac                6.850   12/01/31        3,992,063
   5,000   Westchester Cnty, NY Indl Dev
              Agy Mtg Kendal on Hudson
              Proj Ser A                                 6.375   01/01/24        5,205,250
   5,000   Westchester Cnty, NY Indl Dev
              Agy Mtg Kendal on Hudson
              Proj Ser A                                 6.500   01/01/34        5,194,750
   2,000   Westchester Cnty, NY Indl Dev
              Hebrew Hosp Sr Hsg Inc Ser
              A                                          7.375   07/01/30        2,112,640
                                                                            --------------
                                                                               289,142,440
                                                                            --------------

           NORTH CAROLINA 0.9%
   1,000   Halifax Cnty, NC Indl Fac &
              Pollutn Ctl Fin Auth Intl Paper
              Co Proj Ser A (AMT)                        5.900   09/01/25        1,016,020
   1,000   North Carolina Med Care
              Commn First Mtg Arbor Acres
              Cmnty Proj (Prerefunded @
              3/01/12)                                   6.250   03/01/27        1,098,680
   7,050   North Carolina Med Care
              Commn First Mtg Baptist
              Retirement Ser A                           6.400   10/01/31        7,305,774
   3,000   North Carolina Med Care
              Commn First Mtg Forest at
              Duke Proj (Prerefunded @
              9/01/12)                                   6.375   09/01/32        3,315,000
   2,000   North Carolina Med Care
              Commn First Mtg Presbyterian
              Homes                                      5.500   10/01/31        1,923,800
   2,000   North Carolina Med Care
              Commn First Mtg Presbyterian
              Homes                                      5.600   10/01/36        1,934,460
   2,500   North Carolina Med Care
              Commn First Mtg Salemtowne
              Proj (Prerefunded @
              4/01/2011)                                 6.625   04/01/31        2,736,450
   1,100   North Carolina Med Care
              Commn First Mtg Salemtowne
              Proj Rfdg                                  5.100   10/01/30          998,118
   1,850   North Carolina Med Care
              Commn First Mtg Salemtowne
              Rfdg                                       5.000   10/01/23        1,679,356
   1,200   North Carolina Med Care
              Commn First Mtg Utd
              Methodist Homes
              (Prerefunded @ 10/01/09)                   7.000   10/01/17        1,281,396

   1,250   North Carolina Med Care
              Commn First Mtg Utd
              Methodist Homes
              (Prerefunded @ 10/01/09)                   7.250   10/01/32        1,340,713
   9,500   North Carolina Med Care
              Commn Retirement Fac Rev
              First Mtg Givens Estates Proj
              Ser A (Prerefunded @
              7/01/13)                                   6.500   07/01/32       10,850,140
   3,500   North Carolina Med Care
              Commn Retirement Fac Rev
              First Mtg Vlg Brookwood Rfdg               5.250   01/01/32        3,102,785
                                                                            --------------
                                                                                38,582,692
                                                                            --------------
           NORTH DAKOTA 0.4%
   2,610   Devils Lake, ND Hlthcare Fac
              Rev & Impt Lk Reg Lutheran
              Rfdg                                       6.100   10/01/23        2,154,190
     495   Fargo, ND Multi-Family Rev Hsg
              Trollwood Vlg Proj Rfdg Ser A
              (AMT)                                      7.250   09/01/21          507,979
     765   Fargo, ND Multi-Family Rev Hsg
              Trollwood Vlg Proj Rfdg Ser A
              (AMT)                                      7.400   09/01/26          785,540
   2,120   Fargo, ND Multi-Family Rev Hsg
              Trollwood Vlg Proj Rfdg Ser A
              (AMT)                                      7.600   09/01/31        2,186,356
   1,165   Grand Forks, ND Nursing Fac
              Vly Homes & Svc Proj (a)                   5.450   11/01/31        1,066,103
   1,000   Grand Forks, ND Nursing Fac
              Vly Homes & Svc Proj Ser A                 6.250   11/01/29        1,009,320
   1,545   Grand Forks, ND Sr Hsg Rev
              4000 Vly Square Proj Rfdg                  5.200   12/01/26        1,418,897
   2,400   Grand Forks, ND Sr Hsg Rev
              4000 Vly Square Proj Rfdg                  5.300   12/01/34        2,168,256

     645   Lincoln, ND Muni Indl Dev Act
              Mo Slope Lutheran Care Ctr
              Proj                                       5.250   11/01/26          592,691
   2,840   Lincoln, ND Muni Indl Dev Act
              Mo Slope Lutheran Care Ctr
              Proj                                       5.350   11/01/41        2,490,424
   4,150   Traill Cnty, ND Hlthcare Rev
              Hillsboro Med Ctr                          5.500   05/01/42        3,808,953
                                                                            --------------
                                                                                18,188,709
                                                                            --------------
           OHIO 1.4%
  10,255   Adams Cnty Hosp Fac Impt Rev
              Adams Cnty Hosp Proj                       6.500   09/01/36        9,105,209
   1,500   Akron Bath Copley, OH St Twp
              Hosp Dist Rev Summa Hosp
              Ser A                                      5.375   11/15/24        1,504,245
   4,000   Athens Cnty, OH Hosp Fac Rev
              Impt O'Bleness Mem Rfdg Ser
              A                                          6.900   11/15/23        4,231,440
   7,650   Athens Cnty, OH Hosp Fac Rev
              Impt O'Bleness Mem Rfdg Ser
              A                                          7.125   11/15/33        8,151,763
   5,000   Cleveland Cuyahoga Cnty, OH
              Spl Assmt Tax Increment
              Proj                                       7.350   12/01/31        5,383,850
   2,500   Cuyahoga Cnty, OH Hlthcare
              Fac Franciscan Cnty OH Inc
              Proj Ser C                                 6.250   05/15/32        2,523,550
   3,000   Cuyahoga Cnty, OH Hosp Fac
              Rev Canton Inc Proj                        7.500   01/01/30        3,243,540
   4,000   Dayton, OH Spl Fac Rev Air
              Fght Cargo Day LLC Proj
              (AMT)                                      6.300   04/01/22        3,979,000
   2,000   Dayton, OH Spl Fac Rev Air
              Fght Ser D (AMT)                           6.200   10/01/09        2,091,840

   1,985   Hamilton Cnty, OH Multi-Family
              Rev Hsg Garden Hill
              Washington Pk Apt (AMT)                    7.750   10/01/21        1,788,148
   1,000   Lucas Cnty, OH Hlthcare Impt
              Sunset Retirement Rfdg Ser
              A                                          6.550   08/15/24        1,039,120
     500   Lucas Cnty, OH Hlthcare Impt
              Sunset Retirement Rfdg Ser
              A                                          6.625   08/15/30          520,575
     915   Madison Cnty, OH Hosp Impt
              Rev Madison Cnty Hosp Proj
              Rfdg (Prerefunded @
              8/01/08)                                   6.250   08/01/18          932,303
   3,190   Madison Cnty, OH Hosp Impt
              Rev Madison Cnty Hosp Proj
              Rfdg (Prerefunded @
              8/01/08)                                   6.400   08/01/28        3,271,855
   4,340   Norwood, OH Tax Increment
              Rev Fin Cornerstone at
              Norwood                                    6.200   12/01/31        4,192,397
   2,000   Ohio St Air Quality Dev Auth
              Pollutn Ctl Cleveland Rfdg Ser
              A                                          6.000   12/01/13        2,011,280
   1,000   Pinnacle Cmnty Infrastructure
              Fac Ser A                                  6.000   12/01/22        1,018,430
   2,000   Pinnacle Cmnty Infrastructure
              Fac Ser A                                  6.250   12/01/36        2,043,020
     500   Port Gtr Cincinnati Dev Auth
              Coop Pub Pkg Infrastructure
              Proj                                       6.300   02/15/24          521,080
   2,030   Port Gtr Cincinnati Dev Auth
              Coop Pub Pkg Infrastructure
              Proj                                       6.400   02/15/34        2,106,998
                                                                            --------------
                                                                                59,659,643
                                                                            --------------

           OKLAHOMA 0.9%
   3,405   Atoka Cnty, OK Hlthcare Auth
              Hosp Rev Atoka Mem Hosp (i)                6.625   10/01/37        3,405,000
   1,170   Citizen Potawatomi Nation, OK
              Ser A                                      6.500   09/01/16        1,217,186
   1,150   Langston, OK Econ Dev
              Langston Cmnty Dev Corp
              Proj Ser A (Prerefunded @
              8/01/10)                                   7.625   08/01/20        1,290,070
   1,000   Langston, OK Econ Dev
              Langston Cmnty Dev Corp
              Proj Ser A (Prerefunded @
              8/01/10)                                   7.750   08/01/30        1,125,210
   2,000   Oklahoma Cnty, OK Fin Auth
              Rev Epworth Villa Proj Rfdg                6.000   04/01/22        2,012,980
     750   Oklahoma Cnty, OK Fin Auth
              Rev Epworth Villa Proj Rfdg
              Ser A                                      5.700   04/01/25          739,403
   1,250   Oklahoma Cnty, OK Fin Auth
              Rev Epworth Villa Proj Rfdg
              Ser A                                      5.875   04/01/30        1,236,825
   1,200   Oklahoma Cnty, OK Fin Auth
              Rev Epworth Villa Proj Rfdg
              Ser A                                      7.000   04/01/25        1,222,224
   1,990   Oklahoma Cnty, OK Fin Auth
              Rev Epworth Villa Proj Rfdg
              Ser A (Prerefunded @
              4/01/10)                                   7.600   04/01/30        2,177,140

   7,695   Oklahoma Dev Fin Auth Hosp
              Rev Great Plains Regl Med Ctr
              Proj                                       5.125   12/01/36        7,103,947
   5,000   Oklahoma Dev Fin Auth Rev
              Comache Cnty Hosp Proj Ser
              B                                          6.375   07/01/21        5,279,400
     500   Oklahoma Dev Fin Auth Rev
              Comanche Cnty Hosp Proj Ser
              B                                          6.600   07/01/31          529,735
   3,740   Oklahoma Dev Fin Auth Rev
              Hillcrest Hlthcare Sys Rfdg Ser
              A (Prerefunded @ 8/15/09) (k)              5.625   08/15/19        3,906,093
   2,500   Oklahoma Dev Fin Auth Rev
              Hillcrest Hlthcare Sys Rfdg Ser
              A (Prerefunded @ 8/15/09)                  5.750   08/15/12        2,616,875
   1,000   Oklahoma Dev Fin Auth Rev
              Hillcrest Hlthcare Sys Rfdg Ser
              A (Prerefunded @ 8/15/09)                  5.750   08/15/15        1,046,750
   1,000   Stillwater, OK Med Ctr Auth                   5.625   05/15/23        1,025,500
                                                                            --------------
                                                                                35,934,338
                                                                            --------------
           OREGON 0.9%
   2,000   Clackamas Cnty, OR Hosp Fac
              Willamette View Inc Proj Ser A
              (Prerefunded @ 11/01/09)                   7.500   11/01/29        2,177,600
   1,000   Clatsop Care Ctr Hlth Dist OR
              Rev Sr Hsg                                 6.000   08/01/14          977,590
   4,000   Clatsop Care Ctr Hlth Dist OR
              Rev Sr Hsg                                 6.875   08/01/28        4,033,160
   1,670   Douglas Cnty, OR Hosp Fac
              Auth Rev Elderly Hsg Forest
              Glen Ser A (a)                             7.500   09/01/27        1,690,274

   9,300   Multnomah Cnty, OR Hosp Fac
              Auth Rev Terwilliger Plaza Proj
              Rfdg (Acquired 5/16/03, Cost
              $9,078,771) (c)                            6.500   12/01/29        9,396,534
   3,000   Oregon St Fac Auth Rev College
              Hsg Northwest Proj Ser A                   5.450   10/01/32        2,977,560
   3,608   Oregon St Hlth Hsg Ed &
              Cultural Fac Auth Ser A
              (AMT)                                      7.250   06/01/28        3,712,189
   2,835   Oregon St Hlth Hsg Ed Auth OR
              Baptist Retirement Homes Ser
              A                                          8.000   11/15/26        2,843,590
   9,925   Yamhill Cnty, OR Hosp Auth
              Rev Friendsview Retirement
              Cmnty                                      7.000   12/01/34       10,693,890
                                                                            --------------
                                                                                38,502,387
                                                                            --------------
           PENNSYLVANIA 5.9%
   1,000   Allegheny Cnty, PA Hosp Dev
              Auth Hlthcare Fac Villa Saint
              Joseph                                     5.875   08/15/18          985,700
   4,500   Allegheny Cnty, PA Hosp Dev
              Auth Hlthcare Fac Villa Saint
              Joseph                                     6.000   08/15/28        4,392,495
   5,000   Allegheny Cnty, PA Hosp Dev
              Auth Rev Hlth Sys Ser A                    5.000   11/15/28        4,534,900
  28,005   Allegheny Cnty, PA Hosp Dev
              Auth Rev Hlth Sys Ser A (d)                5.375   11/15/40       26,191,676
   1,000   Allegheny Cnty, PA Hosp Dev
              Auth Rev Hosp South Hills
              Hlth Sys Ser B (Prerefunded
              @ 5/01/10)                                 6.625   05/01/20        1,070,800
     965   Allegheny Cnty, PA Hosp Dev
              Hlth Sys Ser B (Prerefunded
              @ 11/15/10)                                9.250   11/15/15        1,113,610

   6,240   Allegheny Cnty, PA Hosp Dev
              Hlth Sys Ser B (Prerefunded
              @ 11/15/10)                                9.250   11/15/22        7,369,378
  11,925   Allegheny Cnty, PA Hosp Dev
              Hlth Sys Ser B (Prerefunded
              @ 11/15/10)                                9.250   11/15/30       14,083,306
   1,695   Allegheny Cnty, PA Indl Dev
              Auth Lease Rev (AMT)                       6.625   09/01/24        1,714,340
   6,570   Allegheny Cnty, PA Indl Dev
              Auth Lease Rev Air Fght
              Cargo Fac Pit LLC (AMT) (a)                7.750   09/01/31        7,156,767
   3,500   Berks Cnty, PA Indl Dev Auth
              First Mtg Rev One
              Douglassville Proj Rfdg Ser A
              (AMT)                                      6.125   11/01/34        3,404,905
   4,275   Blair Cnty, PA Indl Dev Auth Vlg
              of PA St Proj Ser A                        7.000   01/01/34        4,404,062
   1,000   Bucks Cnty, PA Indl Dev Auth
              Rev First Mtg Hlthcare Fac
              Chandler                                   6.100   05/01/14          991,930
     900   Bucks Cnty, PA Indl Dev Auth
              Rev First Mtg Hlthcare Fac
              Chandler                                   6.200   05/01/19          874,764
   2,000   Bucks Cnty, PA Indl Dev Auth
              Rev First Mtg Hlthcare Fac
              Chandler                                   6.300   05/01/29        1,908,120
   1,000   Chartiers Vly, PA Indl & Coml
              Dev Auth First Mtg Rev Asbury
              Hlth Ctr Rfdg                              6.375   12/01/19        1,027,390
   2,500   Chartiers Vly, PA Indl & Coml
              Dev Auth First Mtg Rev Asbury
              Hlth Ctr Rfdg                              6.375   12/01/24        2,563,575
  10,295   Chester Cnty, PA Hlth & Ed Fac
              Chester Cnty Hosp Ser A                    6.750   07/01/31       10,793,278

   2,250   Chester Cnty, PA Hlth & Ed
              Jenners Pond Inc Proj
              (Prerefunded @ 7/01/12)                    7.250   07/01/24        2,619,000
   2,200   Chester Cnty, PA Hlth & Ed
              Jenners Pond Inc Proj
              (Prerefunded @ 7/01/12)                    7.625   07/01/34        2,596,308
   2,500   Crawford Cnty, PA Hosp Auth Sr
              Living Fac Rev                             6.250   08/15/29        2,525,025
   4,000   Dauphin Cnty, PA Gen Auth Rev
              Office & Pkg Forum Place Ser
              A                                          6.000   01/15/25        3,028,360
   5,500   Dauphin Cnty, PA Gen Auth Rev
              Office & Pkg Riverfront Office             6.000   01/01/25        5,059,010
   1,000   Delaware Cnty, PA Auth First Mt
              White Horse Vlg Proj Ser A
              (Prerefunded @ 7/01/10)                    7.625   07/01/30        1,109,740
   1,000   Fulton Cnty, PA Indl Dev Auth
              Hosp Rev Fulton Cnty Med Ctr
              Proj                                       5.875   07/01/31          990,420
   1,900   Fulton Cnty, PA Indl Dev Auth
              Hosp Rev Fulton Cnty Med Ctr
              Proj                                       5.900   07/01/40        1,863,615
   4,085   Grove City, PA Area Hosp Auth
              Hlth Fac Rev Grove Manor
              Proj (Prerefunded @ 8/15/08)               6.625   08/15/29        4,230,426
   2,000   Harrisburg, PA Auth Univ Rev
              Harrisburg Univ Of Science
              Ser A                                      5.400   09/01/16        1,999,300
   6,450   Harrisburg, PA Auth Univ Rev
              Harrisburg Univ Of Science
              Ser B                                      6.000   09/01/36        6,445,614

   4,530   Hazleton, PA Hlth Svc Auth
              Hazleton Saint Joseph's Med
              Ctr                                        6.200   07/01/26        4,536,115
   2,200   Indiana Cnty, PA Indl Dev Auth
              Pollutn Ctl Rev PSEG Pwr LLC
              Proj Rfdg (AMT)                            5.850   06/01/27        2,258,806
   1,650   Lancaster, PA Indl Dev Auth Rev
              Garden Spot Vlg Proj Ser A
              (Prerefunded @ 5/01/10)                    7.625   05/01/31        1,826,302
   2,500   Lehigh Cnty, PA Gen Purp Auth
              Good Shepherd Group Ser A                  5.625   11/01/34        2,572,475
   3,000   Lehigh Cnty, PA Gen Purp Auth
              Rev First Mtg Bible Fellowship
              Church Home Inc                            7.750   11/01/33        3,245,760
   3,000   Lehigh Cnty, PA Gen Purp Auth
              Rev First Mtg Bible Fellowship
              Church Home Inc Proj Ser A                 6.000   12/15/23        3,010,140
   3,000   Lehigh Cnty, PA Gen Purp Auth
              Rev Kidspeace Oblig Grp
              Rfdg                                       6.000   11/01/18        2,941,230
   6,085   Lehigh Cnty, PA Gen Purp Auth
              Rev Kidspeace Oblig Grp
              Rfdg                                       6.000   11/01/23        5,832,533
   1,790   Lehigh Cnty, PA Indl Dev Auth
              Hlth Fac Rev Lifepath Inc
              Proj                                       6.100   06/01/18        1,749,188
   4,000   Lehigh Cnty, PA Indl Dev Auth
              Hlth Fac Rev Lifepath Inc
              Proj                                       6.300   06/01/28        3,889,120

   1,850   Luzerne Cnty, PA Indl Dev Auth
              First Mtg Gross Rev Rfdg (a)               7.875   12/01/13        1,851,055
   4,180   Montgomery Cnty, PA Higher Ed
              & Hlth Auth Rev Impt & Rfdg                6.875   04/01/36        4,338,798
   1,646   Montgomery Cnty, PA Indl Dev
              Auth Rev First Mtg The
              Meadowood Corp Proj Rfdg
              Ser A                                      6.000   12/01/10        1,647,070
   1,000   Montgomery Cnty, PA Indl Dev
              Auth Rev First Mtg The
              Meadowood Corp Proj Rfdg
              Ser A                                      6.250   12/01/17        1,021,820
   3,100   Montgomery Cnty, PA Indl Dev
              Auth Rev Hlthcare Adv
              Geriatric Ser A                            8.375   07/01/23        3,103,596
   1,500   Montgomery Cnty, PA Indl Dev
              Auth Rev Mtg Whitemarsh
              Continuing Care Proj                       6.125   02/01/28        1,492,995
   1,500   Montgomery Cnty, PA Indl Dev
              Auth Rev Mtg Whitemarsh
              Continuing Care Proj                       6.250   02/01/35        1,516,275
   2,410   Montgomery Cnty, PA Indl Dev
              Auth Rev Wordsworth
              Academy (a)                                7.750   09/01/14        2,412,844
   1,600   Mount Lebanon, PA Hosp Auth
              Saint Clair Mem Hosp Ser A                 5.625   07/01/32        1,634,432
   2,235   Northeastern, PA Hosp & Ed
              Auth Hlthcare Rev                          7.125   10/01/29        2,267,877
   2,900   Pennsylvania Econ Dev Fin Auth
              Exempt Fac Rev Amtrak Proj
              Ser A (AMT)                                6.125   11/01/21        3,006,604
   2,755   Pennsylvania Econ Dev Fin Auth
              Exempt Fac Rev Amtrak Proj
              Ser A (AMT)                                6.250   11/01/31        2,827,952

   3,000   Pennsylvania Econ Dev Fin Auth
              Exempt Fac Rev Amtrak Proj
              Ser A (AMT)                                6.375   11/01/41        3,110,220
   2,650   Pennsylvania Econ Dev Fin Auth
              Exempt Fac Rev Amtrak Proj
              Ser A (AMT)                                6.500   11/01/16        2,788,542
   2,230   Pennsylvania Econ Dev Fin
              Northwestn Human Svc Ser
              A                                          5.250   06/01/28        2,029,099
   7,000   Pennsylvania Econ Dev Fin
              Reliant Energy Ser B
              (AMT)                                      6.750   12/01/36        7,609,350
   5,000   Pennsylvania St Higher Ed Fac
              La Salle Univ                              5.500   05/01/34        5,003,200
     985   Pennsylvania St Higher Ed
              Student Assn Inc Proj Ser A                6.750   09/01/32        1,046,484
   1,565   Pennsylvania St Higher Ed
              UPMC Hlth Sys Ser A                        6.000   01/15/31        1,663,689
   1,500   Philadelphia, PA Auth for Indl
              Cathedral Vlg Proj Ser A                   6.875   04/01/34        1,600,425
   2,600   Philadelphia, PA Auth for Indl
              Dev Baptist Home of
              Philadelphia Ser A                         5.500   11/15/18        2,528,838
   5,485   Philadelphia, PA Auth for Indl
              Dev Baptist Home of
              Philadelphia Ser A                         5.600   11/15/28        5,189,249
   3,050   Philadelphia, PA Auth for Indl
              Pauls Run Ser A                            5.875   05/15/28        3,050,061
   1,090   Philadelphia, PA Auth Indl Dev
              Cathedral Vlg Proj Ser A                   6.750   04/01/23        1,159,215
   8,500   Philadelphia, PA Auth Indl Dev
              Rev Coml Dev Rfdg (AMT)                    7.750   12/01/17        8,513,260
   2,180   Philadelphia, PA Hosp & Higher
              Ed Fac Auth Hosp Rev Rfdg                  6.500   07/01/27        2,180,959

     795   Philadelphia, PA Hosp & Higher
              Ed Fac Auth Rev Centralized
              Comp Human Svc Ser A                       6.125   01/01/13          780,436
   4,000   Philadelphia, PA Hosp & Higher
              Ed Fac Auth Rev Centralized
              Comp Human Svc Ser A                       7.250   01/01/21        4,147,080
   2,495   Philadelphia, PA Hosp & Higher
              Ed Temple Univ Hosp
              (Prerefunded @ 11/15/07)                   5.500   11/15/15        2,527,709
   2,000   Philadelphia, PA Hosp & Higher
              Ed Temple Univ Hosp Ser A                  6.625   11/15/23        2,003,580
   2,500   Westmoreland Cnty, PA Indl
              Dev Hlthcare Fac Redstone
              Ser B (Prerefunded @
              11/15/10)                                  8.000   11/15/23        2,812,200
                                                                            --------------
                                                                               245,774,397
                                                                            --------------
           RHODE ISLAND 0.3%
   2,000   Rhode Island St Econ Dev Corp
              Rev Oblig Providence Pl                    7.250   07/01/20        2,074,500
   7,310   Rhode Island St Hlth & Ed Bldg
              Hosp Fin Lifespan Oblig Grp
              (Prerefunded @ 8/15/12)                    6.500   08/15/32        8,213,004
   1,500   Tiverton, RI Spl Oblig Tax Mount
              Hope Bay Vlg Ser A                         6.875   05/01/22        1,594,065
                                                                            --------------
                                                                                11,881,569
                                                                            --------------
           SOUTH CAROLINA 1.4%
   2,500   Lancaster Cnty, SC Assmt Rev
              Edenmoor Impt Dist Ser B
              (Acquired 5/19/06, Cost
              $2,500,000) (c)                            5.750   12/01/37        2,394,525
   1,450   Loris, SC Cmnty Hosp Dist Hosp
              Rev Ser B                                  5.625   01/01/29        1,453,799

   1,700   Medical Univ SC Hosp Auth
              Rfdg Ser A (Prerefunded @
              8/15/12)                                   6.375   08/15/27        1,906,193
   7,000   Richland Cnty, SC
              Environmental Impt Rev Intl
              Paper Ser A (AMT)                          6.100   04/01/23        7,248,850
     388   South Carolina Jobs Econ Dev
              Auth Econ Dev Rev
              Westminster Presbyterian
              Ctr (j)                                    6.750   11/15/10          405,518
     500   South Carolina Jobs Econ Dev
              Auth Econ Dev Rev
              Westminster Presbyterian Ctr
              (Prerefunded @ 11/15/10)                   7.500   11/15/20          565,625
     495   South Carolina Jobs Econ Dev
              Auth Fac Rev Palmetto Hlth
              Ser C (Prerefunded @
              8/01/13)                                   6.375   08/01/34          558,598
   1,200   South Carolina Jobs Econ Dev
              Auth Hlth Fac Rev First Mtg
              Lutheran Homes Rfdg                        5.650   05/01/18        1,164,672
   5,000   South Carolina Jobs Econ Dev
              Auth Hosp Fac Rev Palmetto
              Hlth Alliance Ser A                        6.125   08/01/23        5,223,650
   9,900   South Carolina Jobs Econ Dev
              Auth Hosp Fac Rev Palmetto
              Hlth Alliance Ser A                        6.250   08/01/31       10,348,767
   5,500   South Carolina Jobs Econ Dev
              First Mtg Lutheran Homes
              (Prerefunded @ 5/01/09)                    6.625   05/01/20        5,829,890
   2,540   South Carolina Jobs Econ Dev
              First Mtg Lutheran Homes
              Rfdg                                       5.700   05/01/26        2,430,450

   3,000   South Carolina Jobs Econ Dev
              First Mtg Westley Com Proj
              (Prerefunded @ 10/01/10)                   7.750   10/01/24        3,403,950
   1,650   South Carolina Jobs Econ
              Episcopal Home Still Proj Ser
              A                                          6.250   05/15/25        1,672,885
   3,350   South Carolina Jobs Econ
              Episcopal Home Still Proj Ser
              A                                          6.375   05/15/32        3,404,304
   4,005   South Carolina Jobs Econ
              Palmetto Hlth Ser C
              (Prerefunded @ 8/01/13)                    6.375   08/01/34        4,529,735
   5,015   Tobacco Settlement Rev Mgmt
              Auth SC Tob Settlement Rev
              Ser B                                      6.375   05/15/28        5,155,570
                                                                            --------------
                                                                                57,696,981
                                                                            --------------
           SOUTH DAKOTA 0.8%
   3,750   Minnehaha Cnty, SD Hlth Fac
              Bethany Lutheran Home Proj
              Ser A (Prerefunded @
              12/01/12)                                  7.000   12/01/35        4,267,200
   2,000   Minnehaha Cnty, SD Hlth Fac
              Rev Bethany Lutheran Rfdg                  5.375   12/01/27        1,877,780
   2,315   Minnehaha Cnty, SD Hlth Fac
              Rev Bethany Lutheran Rfdg                  5.500   12/01/35        2,141,907
   3,600   Mobridge, SD Hlthcare Fac Rev
              Mobridge Regl Hosp Proj
              (Prerefunded @ 12/01/08)                   6.500   12/01/22        3,774,420
   3,250   Sioux Falls, SD Hlth Fac Rev
              Dow Rummel Vlg Proj Rfdg                   5.000   11/15/33        2,865,525
   1,750   Sioux Falls, SD Hlth Fac Rev
              Dow Rummel Vlg Proj Ser A
              (Prerefunded @ 11/15/12)                   6.625   11/15/23        1,984,465
   3,250   Sioux Falls, SD Hlth Fac Rev
              Dow Rummel Vlg Proj Ser A
              (Prerefunded @ 11/15/12)                   6.750   11/15/33        3,704,480

   9,520   Sioux Falls, SD Multi-Family Rev
              Hsg Inn on Westport
              Proj Ser A-1 (Acquired 8/04/06,
              Cost $9,520,000) (c)                       6.000   03/01/40        9,283,714
   1,600   Winner, SD Econ Dev Rev
              Winner Regl Hlthcare Ctr
              Rfdg (a)                                   6.000   04/01/28        1,599,984
                                                                            --------------
                                                                                31,499,475
                                                                            --------------
           TENNESSEE 2.9%
   1,000   Elizabethton, TN Hlth & Ed Fac
              Brd Rev Hosp First Mtg Impt &
              Rfdg Ser B                                 8.000   07/01/33        1,144,170
   1,200   Johnson City, TN Hlth & Ed
              Appalachian Christian Vlg Proj
              Ser A                                      6.000   02/15/19        1,205,628
   1,000   Johnson City, TN Hlth & Ed
              Appalachian Christian Vlg Proj
              Ser A                                      6.000   02/15/24        1,003,200
   5,000   Johnson City, TN Hlth & Ed Fac
              Brd Hosp Rev First Mtg Mtn St
              Hlth Rfdg Ser A                            7.500   07/01/25        5,686,800
   7,000   Johnson City, TN Hlth & Ed Fac
              Brd Hosp Rev First Mtg Mtn
              St Hlth Rfdg Ser A                         7.500   07/01/33        7,941,990
   1,200   Johnson City, TN Hlth & Ed Fac
              Brd Retirement Fac Rev
              Appalachian Christian Vlg Proj
              Ser A                                      6.250   02/15/32        1,218,696
   7,000   Knox Cnty, TN Hlth Ed & Hsg
              Fac Brd Hosp Fac Rev Baptist
              Hlth Sys East TN                           6.500   04/15/31        7,260,120

   2,700   Knox Cnty, TN Hlth Ed Hosp Fac
              Impt East TN Hosp Rfdg Ser
              B                                          5.750   07/01/33        2,737,773
   4,850   Metropolitan Govt Nashville &
              Davidson Blakeford at Green
              Hills Rfdg                                 5.650   07/01/24        4,780,742
   1,900   Shelby Cnty, TN Hlth & Ed
              Germantown Vlg Ser A                       7.000   12/01/23        1,871,671
   8,000   Shelby Cnty, TN Hlth & Ed
              Germantown Vlg Ser A                       7.250   12/01/34        8,020,160
  10,000   Shelby Cnty, TN Hlth Ed & Hsg
              Fac Brd Hosp Rev Methodist
              Hlthcare (d)                               6.250   09/01/21       11,279,600
     375   Shelby Cnty, TN Hlth Ed & Hsg
              Fac Brd Rev Hlthcare Fac
              Kirby Pines Ser A                          6.250   11/15/16          379,897
   7,000   Shelby Cnty, TN Hlth Ed & Hsg
              Fac Brd Rev Hlthcare Fac
              Kirby Pines Ser A                          6.375   11/15/25        7,068,460
   2,200   Shelby Cnty, TN Hlth Ed & Hsg
              Fac Brd Residential Care
              Germantown Vlg Ser A                       6.375   12/01/13        2,120,844
   4,500   Sullivan Cnty, TN Hlth Ed & Hsg
              Fac Brd Rev Hosp Wellmont
              Hlth Sys Proj (Prerefunded @
              9/01/12)                                   6.250   09/01/32        5,010,030
  17,740   Sullivan Cnty, TN Hlth Ed & Hsg Fac
              Brd Rev Hosp Wellmont Hlth Sys
              Proj Ser C (d)                             5.250   09/01/36       17,177,199
  36,000   Tennessee Energy Acquisition Corp
              Gas Rev Ser A (d)                          5.250   09/01/22       36,922,860
                                                                            --------------
                                                                               122,829,840
                                                                            --------------

           TEXAS 7.2%
   1,805   Abia Dev Corp TX Arpt Fac Rev
              Aero Austin LP Proj (AMT)                  7.250   01/01/25        1,865,143
     215   Abia Dev Corp TX Arpt Fac Rev
              Austin Belly Port Dev LLC Proj
              Ser A (AMT)                                6.250   10/01/08          215,798
   3,775   Abia Dev Corp TX Arpt Fac Rev
              Austin Belly Port Dev LLC Proj
              Ser A (AMT)                                6.500   10/01/23        3,794,139
   2,000   Abilene, TX Hlth Fac Dev Corp
              Retirement Fac Rev Sears
              Methodist Retirement Ser A                 6.750   11/15/28        2,024,960
   5,000   Abilene, TX Hlth Fac Dev Corp
              Retirement Fac Rev Sears
              Methodist Retirement Ser A                 7.000   11/15/33        5,391,900
   6,500   Angelina & Neches Riv Auth TX
              Indl dev Corp Environmental
              Aspen Pwr LLC Proj Ser A
              (AMT)                                      6.500   11/01/29        6,389,240
   1,700   Atlanta, TX Hosp Auth Fac Rev                 6.750   08/01/29        1,745,288
   1,985   Austin-Bergstorm Landhost
              Enterprises Inc TX Arpt Hotel
              Sr Ser A (b)                         6.750/4.450   04/01/27        1,549,650
   2,500   Austin, TX Convention
              Enterprises Inc Convention
              Ctr Second Tier Rfdg Ser B                 5.750   01/01/34        2,393,675
   1,000   Austin, TX Convention Enterprises Inc
              First Tier Ser A (Prerefunded
              @ 1/01/11)                                 6.700   01/01/28        1,092,380
     750   Bexar Cnty, TX Hlth Fac Dev
              Corp Army Retirement
              Residence Proj (Prerefunded
              @ 7/01/12)                                 6.125   07/01/22          833,767

   1,000   Bexar Cnty, TX Hlth Fac Dev
              Corp Army Retirement
              Residence Proj (Prerefunded
              @ 7/01/12)                                 6.300   07/01/32        1,119,360
   3,325   Bexar Cnty, TX Hsg Fin Corp
              Multi-Family Hsg Rev
              Woodland Ridge Apt Proj Ser
              A (AMT)                                    7.000   01/01/39        3,496,803
   1,585   Brazos Riv Auth TX Pollutn Ctl
              Rev Adj TXU Elec Co Proj
              Rfdg Ser C (AMT)                           5.750   05/01/36        1,578,200
   5,000   Brazos Riv Auth TX Pollutn Ctl
              Rev TXU Energy Co Proj Rfdg
              Ser A (AMT)                                6.750   04/01/38        5,194,800
   9,500   Brazos Riv Auth TX Pollutn Ctl
              Rev TXU Energy Co Proj Rfdg
              Ser B (AMT)                                6.300   07/01/32        9,639,365
  10,000   Brazos Riv Auth TX Pollutn TX
              Util Co Ser A (AMT)                        7.700   04/01/33       10,951,700
   1,000   Brazos Riv Auth TX Rev Reliant
              Energy Inc Proj Rfdg Ser A                 5.375   04/01/19        1,002,630
   2,000   Comal Cnty, TX Hlth Fac Dev
              Hlthcare Sys McKenna Mem
              Proj Ser A                                 6.125   02/01/22        2,064,840
   3,000   Comal Cnty, TX Hlth Fac Dev
              Hlthcare Sys McKenna Mem
              Proj Ser A                                 6.250   02/01/32        3,089,160
   6,000   Dallas Cnty, TX Flood Ctl Dist
              No 1 Rfdg                                  7.250   04/01/32        6,144,120
   1,000   Dallas-Fort Worth, TX Intl Arpt
              Impt Jt Ser A (FGIC Insd)
              (AMT)                                      6.000   11/01/28        1,036,320

   3,000   Dallas-Fort Worth, TX Intl Arpt
              Impt Jt Ser A (FGIC Insd)
              (AMT)                                      6.000   11/01/32        3,108,960
   8,000   Decatur, TX Hosp Auth Hosp
              Wise Regl Hlth Sys Ser A                   7.000   09/01/25        8,534,080
   5,000   Decatur, TX Hosp Auth Hosp
              Wise Regl Hlth Sys Ser A                   7.125   09/01/34        5,353,050
     920   Grand Prairie, TX Hsg Fin
              Corp (b)                             7.500/3.750   07/01/17          841,745
   1,000   Grand Prairie, TX Hsg Fin
              Corp (a) (b)                         7.625/3.813   01/01/20          907,510
   7,390   Grand Prairie, TX Hsg Fin
              Corp (b)                             7.750/3.875   01/01/34        6,615,380
   1,985   Grapevine, TX Indl Dev Corp
              Rev Sr Air Cargo (AMT)                     6.500   01/01/24        2,069,442
   1,170   Gregg Cnty, TX Hlth Fac Dev
              Corp Hosp Rev
              Good Shepherd Ser A                        6.375   10/01/21        1,225,610
   1,830   Gregg Cnty, TX Hlth Fac Dev
              Corp Hosp Rev
              Good Shepherd Ser A
              (Prerefunded @ 10/01/12)                   6.375   10/01/21        2,040,962
   2,070   Gregg Cnty, TX Hlth Fac Dev
              Corp Hosp Rev
              Good Shepherd Ser A                        6.500   10/01/26        2,171,327
   3,250   Gregg Cnty, TX Hlth Fac Dev
              Corp Hosp Rev
              Good Shepherd Ser A
              (Prerefunded @ 10/01/12)                   6.500   10/01/26        3,643,250
   2,000   Gregg Cnty, TX Hlth Fac Dev
              Corp Hosp Rev
              Good Shepherd Ser A
              (Prerefunded @ 10/01/12)                   6.500   10/01/29        2,184,389

   1,050   Gulf Coast Waste Disp Auth
              Valero Energy Corp Proj
              (AMT)                                      5.700   04/01/32        1,051,459
   3,295   Harris Cnty, TX Hlth Fac Dev
              Corp Rev St Lukes Espiscopal
              Hosp Ser A (d)                             5.625   02/15/17        3,512,618
   1,385   Harris Cnty, TX Hlth Fac Dev
              Corp Rev St Lukes Espiscopal
              Hosp Ser A (d)                             5.625   02/15/18        1,476,472
   6,340   Harris Cnty, TX Hlth Fac Dev
              Corp Rev St Lukes Espiscopal
              Hosp Ser A (d)                             5.625   02/15/19        6,758,725
   2,000   Harris Cnty, TX Hlth Fac Dev
              Mem Hermann Hlthcare Ser A
              (Prerefunded @ 6/01/11)                    6.375   06/01/29        2,198,440
   1,150   HFDC Cent TX Inc Retirement
              Ser A                                      5.500   02/15/27        1,091,419
   1,850   HFDC Cent TX Inc Retirement
              Ser A                                      5.500   02/15/37        1,709,622
   7,100   HFDC Cent TX Inc Retirement
              Ser A                                      5.625   11/01/26        6,686,851
   2,000   HFDC Cent TX Inc Retirement
              Ser A                                      5.750   11/01/36        1,853,800
   5,465   Hidalgo Cnty, TX Hlth Svc
              Mission Hosp Inc Proj                      6.875   08/15/26        5,580,530
   4,630   Hidalgo Cnty, TX Hlth Svc
              Mission Hosp Inc Proj
             (Prerefunded @ 8/15/08)                     6.875   08/15/26        4,763,576
     500   Houston, TX Hlth Fac Dev Corp
              Buckingham Sr Living Cmnty
              Ser A (Prerefunded @
              2/15/14)                                   7.000   02/15/23          589,555

   4,000   Houston, TX Hlth Fac Dev Corp
              Buckingham Sr Living Cmnty
              Ser A (Prerefunded @
              2/15/14)                                   7.125   02/15/34        4,742,160
   3,990   Houston, TX Indl Dev Corp Rev
              Sr Air Cargo (AMT)                         6.375   01/01/23        4,136,992
  20,000   Houston, TX Util Sys Rev
              Rfdg Ser A (MBIA Insd) (d)                 5.250   05/15/27       20,706,400
   2,500   Lubbock, TX Hlth Fac Dev Corp
              First Mtg Carillon Proj
              Rfdg Ser A                                 6.500   07/01/26        2,551,575
   5,000   Lubbock, TX Hlth Fac Dev Corp
              First Mtg Carillon Proj
              Rfdg Ser A                                 6.625   07/01/36        5,125,300
   1,500   Lubbock, TX Hlth Fac Dev Corp
              Rev First Mtg Carillon Proj Ser
              A (Prerefunded @ 7/01/09)                  6.500   07/01/29        1,602,150
   8,620   Meadow Parc Dev Inc TX
              Multi-Family Rev Hsg Meadow
              Parc Apt Proj                              6.500   12/01/30        8,680,943
   1,000   Mesquite, TX Hlth Fac Dev Corp
              Retirement Fac Christian Care
              Ctr Ser A (Prerefunded @
              2/15/10)                                   7.625   02/15/28        1,097,100
   1,000   Metropolitan Hlth Fac Dev Corp
              TX Wilson N Jones Mem Hosp
              Proj                                       6.625   01/01/11        1,015,960
   2,500   Metropolitan Hlth Fac Dev Corp
              TX Wilson N Jones Mem Hosp
              Proj                                       7.250   01/01/31        2,556,800
   2,000   Midlothian, TX Dev Auth Tax
              (Acquired 12/02/04, Cost
              $2,000,000) (c)                            6.200   11/15/29        2,073,740

   2,670   Midlothian, TX Dev Auth Tax
              (Prerefunded @ 11/15/07)                   6.700   11/15/23        2,736,510
   2,000   Midlothian, TX Dev Auth Tax
              (Prerefunded @ 5/15/11)                    7.875   11/15/26        2,293,580
   1,398   North Central, TX Hlth Fac Dev
              Corp Rev Hlth Fac C C Young
              Mem Proj                                   6.300   02/15/15        1,412,735
   2,250   North Central, TX Hlth Fac Dev
              Corp Rev Hlth Fac C C Young
              Mem Proj                                   6.375   02/15/20        2,273,760
   3,655   Orange, TX Hsg Dev Corp
              Multi-Family Rev Hsg Vlg at
              Pine Hallow                                8.000   03/01/28        3,731,718
   3,000   Richardson, TX Hosp Auth Rev
              Richardson Regl Impt & Rfdg                6.000   12/01/34        3,064,620
  20,000   SA Energy Acquistion Pub Fac Corp
              TX Gas Supply Rev Gas Supply Rev
              (d)                                        5.500   08/01/21       21,044,500
   2,000   Sabine River Auth TX Pollutn Ctl
              Rev TX Elec Proj Rfdg Ser A
              (AMT)                                      6.450   06/01/21        2,035,280
   2,000   San Antonio, TX Hsg Fin Corp
              Multi-Family Hsg Rev Beverly
              Oaks Apt Proj Ser A                        7.750   02/01/27        2,018,760
   1,780   San Antonio, TX Hsg Fin Corp
              Multi-Family Hsg Rev Marbach
              Manor Apt Proj Ser A (AMT)                 8.125   06/01/27        1,638,650
   1,400   Tarrant Cnty, TX Cultural Ed Fac
              Fin Corp Retirement Fac Air
              Force Vlg Oblig Group                      5.125   05/15/27        1,334,774

   4,000   Tarrant Cnty, TX Cultural Ed Fac
              Fin Corp Retirement Fac Air
              Force Vlg Oblig Group                      5.125   05/15/37        3,712,520
   1,250   Tarrant Cnty, TX Cultural Ed
              Northwest Sr Hsg Edgemere
              Proj Ser A                                 6.000   11/15/26        1,267,062
   2,000   Texas St Pub Fin Auth Sch
              Excellence Ed Proj Ser A
              (Acquired 12/02/04, Cost
              $1,986,049) (c)                            7.000   12/01/34        2,154,260
   1,000   Texas St Student Hsg Corp MSU
              Proj Midwestern St Univ                    6.500   09/01/22        1,060,130
   4,375   Texas St Student Hsg Corp MSU
              Proj Midwestern St Univ                    6.500   09/01/34        4,591,431
   6,200   Tomball, TX Hosp Auth Rev
              Hosp Tomball Regl Hosp                     6.000   07/01/29        6,285,002
  10,000   University, TX Univ Rev Ser D (d)             5.000   08/15/29       10,196,825
  15,000   University, TX Univ Rev Ser D (d)             5.000   08/15/34       15,295,239
   7,770   Wichita Cnty, TX Hlth Fac
              Rolling Meadows Fac Rfdg Ser
              A                                          6.250   01/01/28        7,870,311
   4,500   Woodhill Pub Fac Corp TX
              Hsg-Woodhill Apt Proj                      7.500   12/01/29        4,291,650
                                                                            --------------
                                                                               303,180,447
                                                                            --------------
           UTAH 0.5%
   1,906   Eagle Mountain, UT Spl Assmt
              Spl Impt Dist No 2000 1                    8.250   02/01/21        1,909,755
     500   Hildale, UT Elec Rev Gas
              Turbine Elec Fac Proj (a) (l)              7.600   09/01/06          153,750
   1,000   Hildale, UT Elec Rev Gas
              Turbine Elec Fac Proj (l)                  7.800   09/01/15          307,500
   9,510   Mountain Regl Wtr Spl Svc Dist
              UT Spl Impt Dist No 2002-1                 7.000   12/01/18        9,601,772

   4,285   South Jordan, UT Spl Assmt Spl
              Impt Dist No 99-1                          6.875   11/01/17        4,346,318
   2,345   Utah St Hsg Fin Agy Rev RHA
              Cmnty Svc Proj Ser A                       6.875   07/01/27        2,365,237
                                                                            --------------
                                                                                18,684,332
                                                                            --------------
           VERMONT 0.4%
   1,155   Vermont Econ Dev Auth Rev
              Mtg Wake Robin Corp Proj Ser
              B (Prerefunded @ 3/01/09)                  6.750   03/01/24        1,221,840
   3,720   Vermont Econ Dev Auth Rev
              Mtg Wake Robin Corp Proj Ser
              B (Prerefunded @ 3/01/09)                  6.750   03/01/29        3,935,276
   1,525   Vermont Ed & Hlth Bldg Fin Agy
              Rev Bennington College
              Proj (a)                                   6.500   10/01/14        1,571,314
   4,130   Vermont Ed & Hlth Bldg Fin Agy
              Rev Bennington College Proj                6.625   10/01/29        4,234,324
   1,290   Vermont Ed & Hlth Bldg Fin Agy
              Rev Dev & Mental Hlth Ser A                6.375   06/15/22        1,334,944
   2,170   Vermont Ed & Hlth Bldg Fin Agy
              Rev Dev & Mental Hlth Ser A                6.500   06/15/32        2,234,774
     365   Vermont Ed & Hlth Bldg Fin Agy
              Rev VT Council Dev Mental
              Hlth Ser A                                 6.000   12/15/09          376,231
   1,930   Vermont Ed & Hlth Bldg Fin Agy
              Rev VT Council Dev Mental
              Hlth Ser A                                 6.125   12/15/14        2,004,479
   1,325   Vermont Ed & Hlth Bldg Fin Agy
              Rev VT Council Dev Mental
              Hlth Ser A                                 6.250   12/15/19        1,370,315
                                                                            --------------
                                                                                18,283,497
                                                                            --------------

           VIRGINIA 3.6%
   1,750   Albemarle Cnty, VA Indl Dev
              Auth Residential Care Fac Mt
              Westminster Canterbury Rfdg                5.000   01/01/24        1,606,815
   1,500   Albemarle Cnty, VA Indl Dev
              Auth Residential Care Fac Mt
              Westminster Canterbury Rfdg                5.000   01/01/31        1,329,990
   2,500   Albemarle Cnty, VA Indl Dev
              Auth Residential Care Fac Ser
              A (Prerefunded @ 1/01/12)                  6.200   01/01/31        2,735,925
   2,000   Bedford Cnty, VA Indl Dev Auth
              Nekoosa Packaging Proj Rfdg
              (AMT)                                      6.300   12/01/25        2,003,080
   1,900   Bedford Cnty, VA Indl Dev Auth
              Nekoosa Packaging Proj Rfdg
              Ser A (AMT)                                6.550   12/01/25        1,918,278
     749   Bell Creek Cmnty Dev Auth VA
              Spl Assmt Ser A                            6.750   03/01/22          756,587
   3,845   Bell Creek Cmnty Dev Auth VA
              Spl Assmt Ser B (a)                        7.000   03/01/32        4,096,117
  10,000   Broad Str Cmnty Dev Auth VA                   7.500   06/01/33       10,818,200
   1,463   Celebrate, VA North Cmnty Dev
              Auth Spl Assmt Rev Celebrate
              VA North Proj Ser B                        6.600   03/01/25        1,526,216
   8,000   Celebrate, VA North Cmnty Dev
              Auth Spl Assmt Rev Celebrate
              VA North Proj Ser B                        6.750   03/01/34        8,354,400
   5,000   Celebrate, VA South Cmnty Dev
              Celebrate VA South Proj                    6.250   03/01/37        5,054,100
   4,000   Chesterfield Cnty, VA Indl Dev
              Elec & Pwr Ser A                           5.875   06/01/17        4,237,440
   2,455   Dulles Town Ctr Cmnty Dev Auth
              Dulles Town Ctr Proj                       6.250   03/01/26        2,506,359

   3,500   Fairfax Cnty, VA Econ Dev Auth
              Living Lewinsville Retirement
              Villa Ser A                                5.250   03/01/32        3,126,235
   1,500   Farms New Kent, VA Cmnty Dev
              Ser B                                      5.450   03/01/36        1,390,890
   2,500   Farms New Kent, VA Cmnty Dev
              Ser C                                      5.800   03/01/36        2,381,425
   4,000   Henrico Cnty, VA Econ Dev Auth
              Residential Care Fac Rev Utd
              Methodist Rfdg Ser A                       6.500   06/01/22        4,187,720
   3,000   Henrico Cnty, VA Econ Dev Auth
              Residential Care Fac Rev Utd
              Methodist Rfdg Ser A                       6.700   06/01/27        3,137,550
   5,200   Isle Wight Cnty, VA Indl Dev
              Auth Environment Impt Rev
              Ser A (AMT)                                5.700   11/01/27        5,226,624
   1,200   James City Cnty, VA Indl Dev
              Auth Residential Care Fac Rev
              First Mtg Williamsburg Rfdg
              Ser A                                      6.000   03/01/23        1,213,692
   3,000   James City Cnty, VA Indl Dev
              Auth Residential Care Fac Rev
              First Mtg Williamsburg Rfdg
              Ser A                                      6.125   03/01/32        3,013,740
     500   Norfolk, VA Redev & Hsg Auth
              First Mtg Retirement Cmnty
              Ser A                                      6.000   01/01/25          505,060
   1,950   Norfolk, VA Redev & Hsg Auth
              First Mtg Retirement Cmnty
              Ser A                                      6.125   01/01/35        1,953,842

   5,000   Peninsula Town Ctr Cmnty
              Dev Auth VA Spcl Oblig (i)                 6.450   09/01/37        5,020,100
   2,840   Prince William Cnty, VA Indl Dev
              First Mtg Westminster Lake
              Rfdg                                       5.125   01/01/26        2,617,600
   5,420   Richmond, VA Redev & Hsg
              Auth Multi-Family Rev Rfdg
              Ser A (a)                                  8.000   12/15/21        5,420,596
   7,000   Roanoke Cnty, VA Indl Dev Auth
              Glebe Inc Ser A                            6.300   07/01/35        4,859,260
   7,000   Tobacco Settlement Fin Corp VA (d)            5.625   06/01/37        7,724,150
   3,984   Virginia Gateway Cmnty Dev
              Prince William Cnty                        6.375   03/01/30        4,131,528
   1,700   Virginia Small Business Fin Auth
              Rev Indl Dev SIL Clean Wtr
              Proj (AMT) (l)                             7.250   11/01/24          536,163
     365   Virginia Small Business Fin Indl
              Dev SIL Clean Wtr Proj
              (AMT) (l)                                  7.250   11/01/09          115,920
  48,240   Virginia St Hsg Auth Dev Auth Ser D1
              (AMT) (d)                                  4.900   01/01/33       46,376,006
                                                                            --------------
                                                                               149,881,608
                                                                            --------------
           WASHINGTON 1.4%
   2,000   Kennewick, WA Pub Hosp Dist
              Impt & Rfdg                                6.300   01/01/25        2,018,680
     600   King Cnty, WA Pub Hosp Dist
              No 004 Snoqualmie Vly Hosp                 7.000   12/01/11          620,778
     400   King Cnty, WA Pub Hosp Dist
              No 004 Snoqualmie Vly Hosp                 7.250   12/01/15          414,692
   2,000   Skagit Cnty, WA Pub Hosp Dist
              Rfdg                                       6.000   12/01/18        2,105,500
   1,000   Skagit Cnty, WA Pub Hosp Dist
              Rfdg                                       6.000   12/01/23        1,042,400

   2,330   Tobacco Settlement Auth WA
              Tob Settlement Rev                         6.500   06/01/26        2,438,019
   8,315   Tobacco Settlement Auth WA
              Tob Settlement Rev                         6.625   06/01/32        8,610,515
   3,000   Washington St Hsg Fin Commn
              Nonprofit Rev Skyline at First
              Hill Proj Ser A                            5.625   01/01/38        2,881,830
  17,340   Washington St Ser A
              (FSA Insd) (d)                             5.000   07/01/29       17,726,335
  10,320   Washington St Ser B
              (MBIA Insd) (d)                            5.000   07/01/26       10,555,657
  11,640   Washington St Ser B
              (MBIA Insd) (d)                            5.000   07/01/29       11,905,800
                                                                            --------------
                                                                                60,320,206
                                                                            --------------
           WEST VIRGINIA 0.0%
   1,250   Randolph Cnty, WV Bldg
              Commn Rev Crossover Elkins
              Regl Proj Rfdg                             6.125   07/01/23        1,253,088
                                                                            --------------
           WISCONSIN 2.3%
   6,405   Badger Tob Asset Sec Corp WI                  6.375   06/01/32        6,532,652
   4,180   Baldwin, WI Hosp Rev Mtg Ser
              A                                          6.375   12/01/28        4,182,717
   3,750   Hudson, WI Fac Hlthcare Rev
              Christian Cmnty Home Inc
              Proj                                       6.500   04/01/33        3,778,275
   2,350   Milwaukee, WI Rev Sub Air
              Cargo (AMT)                                7.500   01/01/25        2,516,897
   2,500   Waukesha, WI Redev Auth Hsg
              Sr Kirkland Crossings Proj
              Rfdg                                       5.600   07/01/41        2,326,400
   1,800   Wisconsin Hlth & Ed Fac
              Eastcastle Pl Inc Proj                     6.125   12/01/34        1,802,448

   6,000   Wisconsin St Hlth & Ed Fac
              Auth Rev Aurora Hlthcare                   6.400   04/15/33        6,275,040
   8,725   Wisconsin St Hlth & Ed Fac
              Auth Rev Aurora Hlthcare Inc
              Ser A                                      5.600   02/15/29        8,742,712
   4,750   Wisconsin St Hlth & Ed Fac
              Auth Rev Clement Manor
              Rfdg                                       5.750   08/15/24        4,711,762
  10,500   Wisconsin St Hlth & Ed Fac
              Auth Rev Ministry Hlthcare Ser A
              (MBIA Insd) (d)                            5.250   02/15/32       10,691,415
   2,750   Wisconsin St Hlth & Ed Fac
              Auth Rev New Castle Pl Proj
              Ser A                                      7.000   12/01/31        2,811,793
   1,250   Wisconsin St Hlth & Ed Fac
              Auth Rev Oakwood Vlg Proj
              Ser A                                      7.625   08/15/30        1,330,187
   1,115   Wisconsin St Hlth & Ed Fac
              Auth Rev Spl Term Middleton
              Glen Inc Proj (a)                          5.750   10/01/18        1,110,874
   2,485   Wisconsin St Hlth & Ed Fac
              Auth Rev Spl Term Middleton
              Glen Inc Proj                              5.750   10/01/28        2,432,890
     335   Wisconsin St Hlth & Ed Fac
              Auth Rev Spl Term Middleton
              Glen Inc Proj (a)                          5.900   10/01/28          334,219
   1,200   Wisconsin St Hlth & Ed Fac
              Auth Rev Tomah Mem Hosp
              Inc Proj                                   6.500   07/01/23        1,239,456
   1,000   Wisconsin St Hlth & Ed Fac
              Auth Rev Tomah Mem Hosp
              Inc Proj Ser B                             6.625   07/01/28        1,032,510
   2,000   Wisconsin St Hlth & Ed Fac
              Beaver Dam Cmnty Hosp Inc
              Ser A                                      6.500   08/15/24        2,038,200

   2,000   Wisconsin St Hlth & Ed Fac
              Beaver Dam Cmnty Hosp Inc
              Ser A                                      6.500   08/15/26        2,077,400
   1,000   Wisconsin St Hlth & Ed Fac
              Beaver Dam Cmnty Hosp Inc
              Ser A                                      6.750   08/15/34        1,062,870
     250   Wisconsin St Hlth & Ed Fac
              Blood Ctr Southeastn Proj                  5.500   06/01/24          251,305
     750   Wisconsin St Hlth & Ed Fac
              Blood Ctr Southeastn Proj                  5.750   06/01/34          758,483
   1,135   Wisconsin St Hlth & Ed Fac
              Cmnty Mem Hosp Inc Proj                    7.125   01/15/22        1,201,000
   2,355   Wisconsin St Hlth & Ed Fac
              Cmnty Mem Hosp Inc Proj                    7.250   01/15/33        2,499,833
   2,380   Wisconsin St Hlth & Ed Fac
              Divine Savior Hlthcare Ser C
              (Prerefunded @ 5/01/12)                    7.500   05/01/32        2,721,958
     330   Wisconsin St Hlth & Ed Fac
              Froedert & Cmnty                           5.375   10/01/30          341,161
   3,000   Wisconsin St Hlth & Ed Fac
              Hlthcare Dev Inc Proj
              (Prerefunded @ 11/15/09)                   6.250   11/15/28        3,184,440
   2,000   Wisconsin St Hlth & Ed Fac
              Oakwood Vlg Proj Ser A
              (Prerefunded @ 8/15/10)                    7.000   08/15/19        2,187,240
   2,250   Wisconsin St Hlth & Ed Fac
              Southwest Hlth Ctr A                       6.250   04/01/34        2,272,545
   3,885   Wisconsin St Hlth & Ed Fac
              Synergy Hlth Inc                           6.000   11/15/23        4,018,372
   5,800   Wisconsin St Hlth & Ed Fac
              Synergy Hlth Inc                           6.000   11/15/32        5,945,928

   2,750   Wisconsin St Hlth & Ed Fac Utd
              Lutheran Pgm for the Aging              5.700   03/01/28        2,691,480
                                                                         --------------
                                                                             95,104,462
                                                                         --------------
           WYOMING 0.1%
   2,100   Teton Cnty, WY Hosp Dist Hosp
              Rst Johns Med Ctr                       6.750   12/01/22        2,196,642
                                                                         --------------
           PUERTO RICO 0.1%
   5,000   Puerto Rico Indl Tourist Ed &
              Trans Mem Mennonite Gen
              Hosp Proj Ser A                         6.500   07/01/26        4,906,400
                                                                         --------------
TOTAL LONG-TERM INVESTMENTS 111.2%
   (Cost $4,574,389,769)                                                  4,654,456,023
SHORT-TERM INVESTMENTS 1.6%
   (Cost $66,360,000)                                                        66,360,000
                                                                         --------------
TOTAL INVESTMENTS 112.8%
   (Cost $4,640,749,769)                                                  4,720,816,023
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS
   RELATED TO SECURITIES HELD (15.0%)
   (Cost ($628,135,000))
   (628,135) Notes with interest rates ranging
             from 4.01% to 4.20% at August 31,
             2007 and contractual maturities of
             collateral ranging from 2017 to
             2046 (m)                                                      (628,135,000)
                                                                         --------------
TOTAL NET INVESTMENTS 97.8%
   (Cost $4,012,614,769)                                                  4,092,681,023
OTHER ASSETS IN EXCESS OF LIABILITIES 2.2%                                   92,526,250
                                                                         --------------
NET ASSETS 100.0%                                                        $4,185,207,273
                                                                         --------------

Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a)  The Fund owns 100% of the outstanding bond issuance.

(b) Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(c) Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.2% of net assets.


(d)  Underlying security related to Inverse Floater entered into by the Fund.

(e)  Variable Rate Coupon.

(f)  Inverse Floating Rate.

(g) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(h) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(i)  Security purchased on a when-issued or delayed delivery basis.

(j)  Escrowed to Maturity.

(k) All or a portion of this security has been physically segregated in connection with open futures contracts.

(l)  Non-income producing security.

(m) Floating Rate Notes. The interest rate shown reflects the rates in effect at August 31, 2007.

ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
GTY AGMT - Guarantee Agreement
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corp.

FUTURES CONTRACTS OUTSTANDING AS OF AUGUST 31, 2007:

                                                                    UNREALIZED
                                                                   APPRECIATION/
                                                      CONTRACTS    DEPRECIATION
                                                      ---------   --------------
SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007 (Current
   Notional Value of $111,781 per contract)             1,668      $(1,307,962)
U.S. Treasury Bond Futures, December 2007 (Current
   Notional Value of $111,563 per contract)               635         (269,652)
                                                        -----      -----------
                                                        2,303      $(1,577,614)
                                                        -----      -----------

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Tax-Exempt Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 18, 2007


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: October 18, 2007